Consolidated Schedule of Investments (unaudited) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Canada — 0.0%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD 1,270	$861,598

Cayman Islands — 5.4%
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 8.46%, 04/20/30(a)(b)	USD 1,950	1,766,843
AGL CLO 3 Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 8.09%, 01/15/33(a)(b)	550	515,108
AGL CLO 5 Ltd., Series 2020-5A, Class ER, (3 mo. LIBOR US + 6.45%), 11.26%, 07/20/34(a)(b)	3,000	2,752,828
AGL CLO 7 Ltd., Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 7.89%, 07/15/34(a)(b)	250	230,816
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 8.51%, 01/20/34(a)(b)	850	799,263
AIG CLO LLC, Series 2020-1A, Class ER, (3 mo. LIBOR US + 6.30%), 11.09%, 04/15/34(a)(b)	500	448,450
AIMCO CLO, Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 7.96%, 04/20/34(a)(b)	250	226,100
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 10.79%, 10/15/29(a)(b)	950	838,738
Apidos CLO XXII, Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 7.76%, 04/20/31(a)(b)	250	234,992
Apidos CLO XXXII, Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 8.31%, 01/20/33(a)(b)	250	238,730
Apidos CLO XXXV, Series 2021-35A, Class E, (3 mo. LIBOR US + 5.75%), 10.56%, 04/20/34(a)(b)	375	346,342
Apidos CLO XXXVII, Series 2021-37A, Class E, (3 mo. LIBOR US + 6.30%), 11.12%, 10/22/34(a)(b)	250	233,347
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 9.04%, 10/15/28(a)(b)	3,000	2,822,873
Ares LIX CLO Ltd., Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 11.07%, 04/25/34(a)(b)	700	638,537
Ares Loan Funding I Ltd.(a)(b)
Series 2021-ALFA, Class E, (3 mo. LIBOR US + 6.70%), 11.49%, 10/15/34	1,250	1,171,211
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34	2,150	1,564,125
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 7.94%, 07/15/34(a)(b)	1,500	1,376,063
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 11.32%, 10/25/34(a)(b)	625	578,864
Atrium IX, Series 9A, Class CR2, (3 mo. LIBOR US + 2.00%), 6.95%, 05/28/30(a)(b)	370	354,240
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 7.84%, 07/15/32(a)(b)	2,700	2,462,367
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 7.82%, 10/22/32(a)(b)	250	232,968
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 8.04%, 07/15/31(a)(b)	250	221,423
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ER, (3 mo. LIBOR US + 6.75%), 11.54%, 07/15/34(a)(b)	250	222,124
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.30%), 8.10%, 10/19/34(a)(b)	750	681,177
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 8.22%, 06/15/31(a)(b)	1,500	1,417,459
BlueMountain CLO Ltd., Series 2016-2A, Class C1R2, (3 mo. LIBOR US + 3.10%), 8.02%, 08/20/32(a)(b)	1,000	925,587

Security	Par (000)	Value

Cayman Islands (continued)
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 7.89%, 10/15/31(a)(b)	USD 250	$222,646
Canyon CLO Ltd., Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 12.04%, 01/15/34(a)(b)	250	226,160
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 8.01%, 04/20/32(a)(b)	1,425	1,296,703
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 11.54%, 10/15/34(a)(b)	500	440,182
CIFC Funding Ltd.(a)(b)
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 7.62%, 04/24/30	1,000	940,055
Series 2019-3A, Class CR, (3 mo. LIBOR US + 3.05%), 7.84%, 10/16/34	1,000	942,715
Crown City CLO III(a)(b)
Series 2021-1A, Class C, (3 mo. LIBOR US + 3.30%), 8.11%, 07/20/34	1,250	1,085,449
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.75%), 11.56%, 07/20/34	500	416,833
Crown Point CLO 9 Ltd., Series 2020-9A, Class DR, (3 mo. LIBOR US + 3.75%), 8.54%, 07/14/34(a)(b)	500	450,374
Eaton Vance CLO Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 11.29%, 04/15/31(a)(b)	500	450,677
Elmwood CLO I Ltd.(a)(b)
Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 9.21%, 10/20/33	5,750	5,461,015
Series 2019-1A, Class ER, (3 mo. LIBOR US + 7.71%), 12.52%, 10/20/33	2,375	2,246,137
Elmwood CLO II Ltd.(a)(b)
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 11.61%, 04/20/34	3,000	2,845,173
Series 2019-2A, Class SUB, 0.00%, 04/20/34	1,000	745,712
Elmwood CLO V Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 6.10%), 10.91%, 10/20/34(a)(b)	250	230,230
Elmwood CLO VIII Ltd., Series 2021-1A, Class E1, (3 mo. LIBOR US + 6.00%), 10.81%, 01/20/34(a)(b)	500	462,024
Elmwood CLO X Ltd., Series 2021-3A, Class E, (3 mo. LIBOR US + 5.85%), 10.66%, 10/20/34(a)(b)	1,000	899,928
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 7.87%, 11/16/34(a)(b)	700	652,871
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 9.56%, 01/20/33(a)(b)	1,000	831,037
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 7.86%, 07/20/31(a)(b)	750	709,732
Golub Capital Partners CLO 53B Ltd., Series 2021- 53A, Class E, (3 mo. LIBOR US + 6.70%), 11.51%, 07/20/34(a)(b)	250	220,878
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 11.37%, 07/20/34(a)(b)	1,000	891,067
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 04/15/33(a)(b)	2,625	2,255,524
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, (3 mo. Term SOFR + 6.85%), 11.48%, 07/15/35(a)(b)	750	646,654
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 11.05%, 10/19/34(a)(b)	250	237,317

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cayman Islands (continued)
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class C, (3 mo. LIBOR US + 2.00%), 7.27%, 04/19/33	USD 404	$391,437
Madison Park Funding XVII Ltd., Series 2015-17A, Class CR2, (3 mo. LIBOR US + 1.90%), 7.16%, 07/21/30	708	680,686
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 10.49%, 10/18/30(a)(b)	500	450,635
Niagara Park CLO Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 5.95%), 10.74%, 07/17/32(a)(b)	1,000	903,409
OCP CLO Ltd.(a)(b)
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 11.16%, 04/10/33	400	352,741
Series 2020-18A, Class DR, (3 mo. LIBOR US + 3.20%), 8.01%, 07/20/32	500	465,350
Series 2020-20A, Class D1, (3 mo. LIBOR US + 3.95%), 8.76%, 10/09/33	3,500	3,306,893
Series 2020-20A, Class E, (3 mo. LIBOR US + 7.66%), 12.47%, 10/09/33	2,250	2,104,461
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 7.84%, 07/15/34(a)(b)	250	227,906
OHA Credit Partners VII Ltd., Series 2012-7A, Class CR3, (3 mo. LIBOR US + 1.80%), 6.72%, 02/20/34	1,011	962,384
OSD CLO Ltd., Series 2021-23A, Class E, (3 mo. LIBOR US + 6.00%), 10.79%, 04/17/31(a)(b)	250	224,253
Palmer Square CLO Ltd.(a)(b)
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 10.43%, 07/16/31	250	224,095
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.35%), 11.14%, 07/15/34	250	238,405
Palmer Square Loan Funding Ltd.(a)(b)
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 9.53%, 02/20/28	250	239,970
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 8.56%, 11/25/28	1,000	991,829
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 10.81%, 04/20/29	1,250	1,193,423
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.50%), 7.31%, 07/20/29	250	237,193
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 9.81%, 07/20/29	250	225,690
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 9.79%, 10/15/29	750	674,748
Series 2021-4A, Class E, (3 mo. LIBOR US + 7.51%), 12.30%, 10/15/29	500	464,602
Park Avenue Institutional Advisers CLO Ltd.(a)(b)
Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 12.11%, 01/20/34	600	535,118
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 8.19%, 07/15/34	1,000	900,356
Pikes Peak CLO 4, Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.25%), 8.04%, 07/15/34(a)(b)	1,000	873,563
Pikes Peak CLO 6, Series 2020-6A, Class ER2, (3 mo. LIBOR US + 6.43%), 11.35%, 05/18/34(a)(b)	500	432,184
Post CLO Ltd.(a)(b)
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 7.74%, 04/16/31	500	467,518

Security	Par (000)	Value

Cayman Islands (continued)
Post CLO Ltd.(a)(b) (continued)
Series 2021-1A, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 10/15/34	USD 750	$651,044
Rad CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 7.54%, 04/15/32(a)(b)	250	227,282
Rad CLO 9 Ltd., Series 2020-9A, Class E, (3 mo. LIBOR US + 7.59%), 12.38%, 01/15/34(a)(b)	5,000	4,630,094
Regatta XVII Funding Ltd.(a)(b)
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.15%), 8.94%, 10/15/33	750	713,205
Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 12.40%, 10/15/33	250	234,938
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 1.75%), 7.01%, 01/15/34	1,011	955,935
Regatta XX Funding Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.10%), 7.89%, 10/15/34(a)(b)	1,500	1,431,032
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 11.61%, 01/20/35(a)(b)	500	469,221
RR 19 Ltd., Series 2021-19A, Class D, (3 mo. LIBOR US + 6.50%), 11.29%, 10/15/35(a)(b)	250	235,159
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3 mo. LIBOR US + 5.90%), 10.71%, 07/20/34(a)(b)	3,750	3,454,915
Sixth Street CLO XVI Ltd., Series 2020-16A, Class E, (3 mo. LIBOR US + 7.32%), 12.13%, 10/20/32(a)(b)	1,480	1,354,751
Sound Point CLO XII Ltd., Series 2016-2A, Class BR2, (3 mo. LIBOR US + 1.50%), 6.75%, 10/20/28	2,299	2,267,791
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.35%), 8.16%, 07/20/34(a)(b)	250	216,160
Stratus CLO Ltd.(a)(b)
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 9.81%, 12/29/29	1,500	1,320,355
Series 2021-1A, Class SUB, 0.00%, 12/29/29	1,000	446,000
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 10.56%, 12/28/29	1,000	909,505
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 10.56%, 12/29/29	500	455,300
Symphony CLO XXI Ltd., Series 2019-21A, Class DR, (3 mo. LIBOR US + 3.30%), 8.09%, 07/15/32(a)(b)	500	444,796
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 10.94%, 01/15/34(a)(b)	500	445,980
TICP CLO I-2 Ltd., Series 2018-IA, Class B, (3 mo. LIBOR US + 2.20%), 7.02%, 04/26/28	566	565,490
TICP CLO II-2 Ltd., Series 2018-IIA, Class C, (3 mo. LIBOR US + 2.95%), 7.76%, 04/20/28(a)(b)	250	250,000
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 7.71%, 01/20/31(a)(b)	500	473,727
TICP CLO XI Ltd.(a)(b)
Series 2018-11A, Class D, (3 mo. LIBOR US + 3.05%), 7.86%, 10/20/31	250	239,413
Series 2018-11A, Class E, (3 mo. LIBOR US + 6.00%), 10.81%, 10/20/31	500	449,933
TICP CLO XV Ltd., Series 2020-15A, Class E, (3 mo. LIBOR US + 6.15%), 10.96%, 04/20/33(a)(b)	500	452,643
Trestles CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 7.72%, 04/25/32(a)(b)	500	448,074

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cayman Islands (continued)
Trimaran CAVU Ltd.
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 8.96%, 07/20/32(a)(b)	USD 1,750	$1,620,319
Series 2021-1A, Class C, (3 mo. LIBOR US + 2.10%), 6.92%, 04/23/32	1,440	1,355,719
Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.60%), 11.41%, 07/20/32(a)(b)	250	228,501
Whitebox CLO I Ltd.(a)(b)
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 7.87%, 07/24/32	250	231,174
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 11.22%, 07/24/32	1,300	1,175,430
Series 2019-1A, Class SUB, 0.00%, 07/24/32	1,000	543,300
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 8.17%, 10/24/34(a)(b)	2,750	2,528,497
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 8.14%, 10/15/34	500	449,163
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 11.64%, 10/15/34	500	451,706

		99,203,069

Ireland(a)(b) — 0.5%
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (1 mo. EURIBOR + 3.20%), 5.65%, 04/25/34	EUR 868	842,805
CIFC European Funding CLO III DAC, Series 3A, Class D, (1 mo. EURIBOR + 3.60%), 5.89%, 01/15/34	700	680,265
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (1 mo. EURIBOR + 3.80%), 6.71%, 12/23/33	2,300	2,232,611
Henley CLO IV DAC, Series 4A, Class D, (1 mo. EURIBOR + 3.00%), 5.45%, 04/25/34	1,000	954,022
Invesco Euro CLO V DAC, Series D, Class 5A, (1 mo. EURIBOR + 3.80%), 6.09%, 01/15/34	3,150	3,084,162
Prodigy Finance DAC
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 8.60%, 07/25/51	USD 340	336,698
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 10.75%, 07/25/51	340	335,126

		8,465,689

Netherlands — 0.1%
Alme Loan Funding V DAC, Series ER, Class 5A, (1 mo. EURIBOR + 5.41%), 7.70%, 07/15/31(a)(b)	EUR 2,250	2,173,352

United Kingdom — 0.0%
Ares European CLO XII DAC, Series 12A, Class DR, (1 mo. EURIBOR + 3.00%), 5.34%, 04/20/32(a)(b)	875	846,350

United States — 3.2%
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)	USD 4,434	4,268,445
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class A, 2.25%, 09/27/60	172	168,899
Series 2020-C, Class B, 5.00%, 09/27/60	375	348,786
Series 2020-C, Class C, 6.50%, 09/27/60	1,177	998,188
Series 2020-D, Class B, 5.00%, 06/25/60	525	488,301
Series 2020-D, Class C, 6.50%, 06/25/60	1,239	1,072,860

Security	Par (000)	Value

United States (continued)
Ajax Mortgage Loan Trust(a) (continued)
Series 2021-E, Class B3, 3.42%, 12/25/60(b)	USD 955	$354,674
Series 2021-E, Class SA, 0.00%, 12/25/60(b)	14	6,615
Series 2021-E, Class XS, 0.00%, 12/25/60(b)	13,863	555,860
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)	2,899	2,666,059
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 5.05%, 05/25/37	4,457	2,934,612
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 5.02%, 07/25/45	3,334	2,332,457
College Ave Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)	310	278,176
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 6.00%, 04/25/43(a)(c)	5	3,629,160
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)	2,421	2,099,309
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31	980	847,797
Series 2020-2A, Class D, 6.77%, 04/21/31	2,830	2,452,583
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)	2,320	1,839,425
Litigation Fee Residual, 4.00%, 10/30/27(c)	2,763	2,663,387
Mariner Finance Issuance Trust(a)
Series 2021-BA, Class E, 4.68%, 11/20/36	540	414,466
Series 2022-AA, Class E, 5.40%, 03/20/36	1,420	1,126,760
Navient Private Education Refi Loan Trust, Series 2021-DA, Class D, 4.00%, 04/15/60(a)	1,340	1,216,228
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62	1,670	1,421,011
Series 2021-BA, Class D, 4.75%, 04/20/62(c)	340	293,046
Series 2021-CA, Class D, 4.44%, 04/20/62	110	90,022
Progress Residential(a)
Series 2021-SFR1, Class H, 5.00%, 04/17/38	750	648,249
Series 2021-SFR3, Class H, 4.75%, 05/17/26	1,140	1,005,828
Regional Management Issuance Trust 3.88%, 10/17/33(c)	4,780	4,152,864
Series 2020-1, Class D, 6.77%, 10/15/30(a)	2,050	1,849,842
Republic Finance Issuance Trust(a)
Series 2020-A, Class D, 7.00%, 11/20/30	5,110	4,689,043
Series 2021-A, Class D, 5.23%, 12/22/31	800	658,360
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)	400	301,877
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53	3,500	3,205,475
Series 2021-A, Class D2, 3.86%, 01/15/53	1,910	1,749,273
Series 2021-C, Class D, 3.93%, 01/15/53	780	715,047
SoFi Professional Loan Program LLC(a)
Series 2017-A, Class R, 6.00%, 03/26/40	105	733,365
Series 2018-A, Class R1, 6.50%, 02/25/42	115	1,856,873
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1 mo. LIBOR US + 1.80%), 6.65%, 05/25/35(b)	182	170,775

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Tricon Residential Trust(a)
Series 2021-SFR1, Class F, 3.69%, 07/17/38	USD 1,375	$1,211,732
Series 2021-SFR1, Class G, 4.13%, 07/17/38	887	773,862

		58,289,591

Total Asset-Backed Securities — 9.2% (Cost: $191,679,217)		169,839,649

	Shares

Common Stocks

Australia — 0.4%
Glencore PLC	1,193,449	6,867,362

Canada — 1.2%
Cameco Corp.	181,561	4,751,451
Enbridge, Inc.	367,004	13,993,131
Suncor Energy, Inc.	119,295	3,703,750

		22,448,332

Cayman Islands — 0.0%
Crown PropTech Acquisitions, Class A(d)	29,568	296,567
Hedosophia European Growth(d)	2	21
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(c)(e)	1,235	904,675

		1,201,263

China — 0.4%
Kindstar Globalgene Technology, Inc.(a)(d)	2,024,500	514,472
Meituan, Class B(a)(d)	13,088	237,446
Tencent Holdings Ltd.	130,888	6,396,404

		7,148,322

France — 3.1%
BNP Paribas SA	170,232	10,165,834
Cie de Saint-Gobain	108,482	6,166,504
Danone SA	62,658	3,898,807
Hermes International	2,618	5,302,119
Kering SA	13,348	8,708,603
LVMH Moet Hennessy Louis Vuitton SE	16,632	15,266,651
Sanofi	25,646	2,782,045
TotalEnergies SE	79,651	4,696,515

		56,987,078

Germany — 2.1%
Bayer AG, Registered Shares	58,363	3,728,322
Commerzbank AG(d)	119,690	1,260,124
Deutsche Telekom AG, Registered Shares	238,715	5,784,612
Mercedes-Benz Group AG, Registered Shares	103,840	7,985,582
SAP SE	92,426	11,670,674
SAP SE, ADR	7,100	898,505
Siemens AG, Registered Shares	42,531	6,890,188

		38,218,007

Hong Kong — 0.3%
AIA Group Ltd.	545,970	5,725,781

India — 0.2%
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $5,113,105)(c)(e)	2,279	4,043,471

Security	Shares	Value

Israel — 0.5%
Nice Ltd., ADR(d)	38,347	$8,777,245

Italy — 0.5%
Ariston Holding NV	476,063	5,244,292
Intesa Sanpaolo SpA	1,358,699	3,487,020

		8,731,312

Japan — 1.7%
FANUC Corp.	243,315	8,786,637
Hoya Corp.	35,186	3,888,483
Keyence Corp.	16,300	7,988,766
Kose Corp.	10,998	1,307,203
Mitsubishi UFJ Financial Group, Inc.	742,400	4,757,795
Sysmex Corp.	65,800	4,318,555

		31,047,439

Netherlands — 2.2%
Adyen NV(a)(d)	3,814	6,077,334
ASML Holding NV	18,973	12,929,112
ING Groep NV, Series N(d)	1,001,835	11,897,126
Shell PLC	325,019	9,312,140
Shell PLC, ADR	933	53,685

		40,269,397

South Korea — 0.4%
Amorepacific Corp.	28,737	3,033,073
LG Energy Solution Ltd.(d)	9,583	4,317,647

		7,350,720

Spain — 0.6%
Cellnex Telecom SA(a)	282,951	11,003,293

Switzerland — 1.5%
Alcon, Inc.	54,205	3,847,877
Nestle SA, Registered Shares	110,531	13,477,100
On Holding AG, Class A(d)	104,674	3,248,034
Roche Holding AG	7,920	2,263,080
TE Connectivity Ltd.	45,118	5,917,226

		28,753,317

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	69,341	6,450,100

United Kingdom — 2.7%
Alphawave IP Group PLC(d)	400,901	582,565
AstraZeneca PLC	48,177	6,675,129
AstraZeneca PLC, ADR	58,044	4,028,834
BAE Systems PLC	348,202	4,211,894
BP PLC	73,129	462,213
BP PLC, ADR	4,783	181,467
Compass Group PLC	337,716	8,487,323
Exscientia PLC, ADR(d)	100,350	531,855
Genius Sports Ltd.(d)	186,939	930,956
Hedosophia European Growth(d)	139,284	1,485,429
Lloyds Banking Group PLC	15,710,663	9,237,037
Unilever PLC	247,748	12,838,052

		49,652,754

United States — 31.6%
Abbott Laboratories(f)	103,467	10,477,068
AbbVie, Inc.	28,521	4,545,392
Activision Blizzard, Inc.	35,291	3,020,557
ACV Auctions, Inc., Class A(d)	203,406	2,625,973
Adobe, Inc.(d)	1,504	579,596

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
Advanced Micro Devices, Inc.(d)	62,139		$6,090,243
Air Products & Chemicals, Inc.	31,902		9,162,573
Albemarle Corp.	25,988		5,744,388
Alphabet, Inc., Class C(d)	205,643		21,386,872
Amazon.com, Inc.(d)(f)	220,550		22,780,609
American Tower Corp.	41,671		8,515,052
AmerisourceBergen Corp.	8,277		1,325,230
Amgen, Inc.	5,487		1,326,482
Apple, Inc.	34,894		5,754,021
Applied Materials, Inc.	45,247		5,557,689
Aptiv PLC(d)	34,079		3,823,323
Archer-Daniels-Midland Co.	172,239		13,720,559
Astra Space, Inc.	205,519		87,346
Atlas Energy Solutions, Inc., Class A	22,504		383,243
Bank of America Corp.	26,226		750,064
Boston Scientific Corp.(d)(f)	230,570		11,535,417
Bunge Ltd.	44,663		4,266,210
California Resources Corp.	47,698		1,836,373
Centene Corp.(d)	10,766		680,519
CF Industries Holdings, Inc.	85,954		6,230,805
Charles Schwab Corp.(f)	93,537		4,899,468
Charter Communications, Inc., Class A(d)	9,297		3,324,700
Chesapeake Energy Corp.	13,724		1,043,573
Chipotle Mexican Grill, Inc.(d)	639		1,091,597
Chubb Ltd.	45,664		8,867,036
Comcast Corp., Class A	57,932		2,196,202
ConocoPhillips	4,797		475,910
Constellation Brands, Inc., Class A	1,821		411,346
Costco Wholesale Corp.	18,784		9,333,206
Coterra Energy, Inc.	4,939		121,203
Crown PropTech Acquisitions(c)	62,088		39,736
CVS Health Corp.	1,110		82,484
Datadog, Inc., Class A(d)	2,278		165,519
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $908,457)(e)(g)	—	(h)	4,132,943
Deere & Co.	17,226		7,112,271
Delta Air Lines, Inc.(d)	21,203		740,409
Devon Energy Corp.	3,021		152,893
Dexcom, Inc.(d)	29,768		3,458,446
Domino’s Pizza, Inc.	4,508		1,487,054
Dynatrace, Inc.(d)	3,965		167,719
Edwards Lifesciences Corp.(d)	10,652		881,240
Element Solutions, Inc.	49,065		947,445
Eli Lilly and Co.	19,289		6,624,228
Energy Transfer LP	24,198		301,749
Enterprise Products Partners LP	328,803		8,515,998
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(c)(e)	2,824		2,030,202
EQT Corp.(f)	249,471		7,960,620
F5, Inc.(d)	42,439		6,182,938
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(c)(e)	126,282		9,473,676
Fortive Corp.	152,788		10,415,558
Freeport-McMoRan, Inc.(f)	170,071		6,957,605
General Motors Co.	19,008		697,213
Globalfoundries, Inc.(d)	73,546		5,308,550
Green Plains, Inc.(d)	46,023		1,426,253
Halliburton Co.	40,161		1,270,694
Hilton Worldwide Holdings, Inc.	26,899		3,789,262
Humana, Inc.	19,780		9,602,399
Informatica, Inc., Class A(d)	41,280		676,992

Security	Shares	Value

United States (continued)
Intuit, Inc.	3,145	$1,402,135
Intuitive Surgical, Inc.(d)	15,934	4,070,659
Johnson & Johnson	41,371	6,412,505
JPMorgan Chase & Co.	25,694	3,348,185
KINS Technology Group, Inc.(c)	35,193	51,030
KLA Corp.	6,833	2,727,529
Latch, Inc.	142,273	108,426
Liberty Broadband Corp., Class C(d)	39,610	3,236,137
Liberty Media Corp.-Liberty SiriusXM, Class C(d)	249,230	6,975,948
Lions Gate Entertainment Corp., Class A(d)	44,712	494,962
Lockheed Martin Corp.	6,916	3,269,401
Lowe’s Cos., Inc.	2,802	560,316
LPL Financial Holdings, Inc.	51,105	10,343,652
LyondellBasell Industries NV, Class A	14,062	1,320,281
Marathon Oil Corp.	121,020	2,899,639
Marathon Petroleum Corp.	5,414	729,970
Marsh & McLennan Cos., Inc.	85,904	14,307,311
Masco Corp.	11,041	548,959
Mastercard, Inc., Class A	42,485	15,439,474
McDonald’s Corp.	7,384	2,064,640
McKesson Corp.	3,710	1,320,945
Merck & Co., Inc.	111,645	11,877,912
Micron Technology, Inc.	120,573	7,275,375
Microsoft Corp.	151,927	43,800,554
Mirion Technologies, Inc.	477,390	4,076,911
Mirion Technologies, Inc.(d)	219,122	1,871,302
Morgan Stanley	4,400	386,320
Mr. Cooper Group, Inc.(d)	15,882	650,686
NextEra Energy, Inc.(f)	130,522	10,060,636
Northrop Grumman Corp.	26,668	12,313,149
Offerpad Solutions, Inc.	180,031	94,876
Park Hotels & Resorts, Inc.	35,866	443,304
Pfizer, Inc.	45,065	1,838,652
Phillips 66	11,986	1,215,141
Playstudios, Inc.	226,924	837,350
Proof Acquisition Corp.(c)	29,114	23,000
Rockwell Automation, Inc.	8,330	2,444,438
Rotor Acquisition Corp.	23,869	9,786
RXO, Inc.(d)	5,629	110,554
Salesforce, Inc.(d)	14,375	2,871,837
Sarcos Technology and Robotics Corp.	964,459	457,829
Sarcos Technology and Robotics Corp.(d)	45,102	21,410
Schlumberger NV	30,299	1,487,681
Sempra Energy	93,572	14,144,343
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(c)(e)	12,621	89,862
Sonder Holdings, Inc., Class A	223,319	169,075
SPDR S&P Biotech ETF(d)	45,000	3,429,450
SPDR S&P Metals & Mining ETF	5,633	299,450
Starbucks Corp.	37,146	3,868,013
Sun Country Airlines Holdings, Inc.	175,935	3,606,667
Symbotic Corp., Class A	22,948	524,132
Symbotic, Inc.(d)	2,105	48,078
Taboola.com Ltd.	64,770	176,174
Tesla, Inc.(d)	27,918	5,791,868
Thermo Fisher Scientific, Inc.	19,916	11,478,985
TJX Cos., Inc.	60,008	4,702,227
Transocean Ltd.(d)	168,799	1,073,562
Union Pacific Corp.	3,636	731,781
United Parcel Service, Inc., Class B	50,501	9,796,689
United Rentals, Inc.	1,045	413,569

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
UnitedHealth Group, Inc.(f)	38,067	$17,990,084
Valero Energy Corp.	26,840	3,746,864
Vertiv Holdings Co.	121,173	1,733,986
Visa, Inc., Class A	16,202	3,652,903
Vulcan Materials Co.	25,948	4,451,639
Walmart, Inc.	41,499	6,119,028
Walt Disney Co.(d)	84,362	8,447,167
Wells Fargo & Co.	144,714	5,409,409
Zoetis, Inc.	12,652	2,105,799

		584,373,552

Total Common Stocks — 49.7% (Cost: $885,662,347)		919,048,745

	Par (000)

Corporate Bonds

Australia(c) — 0.3%
Oceana Australian Fixed Income Trust 10.00%, 08/31/23	AUD 4,163	2,779,418
10.25%, 08/31/25	4,163	2,869,719
Oceana Australian Fixed Income Trust, A Note Upsize(b)
8.00%, 01/21/24	810	533,323
8.00%, 03/28/26	100	65,762

		6,248,222

Austria — 0.1%
BRF GmbH, 4.35%, 09/29/26(i)	USD 200	176,865
Klabin Austria GmbH, 3.20%, 01/12/31(a)	619	507,704
Suzano Austria GmbH, 3.13%, 01/15/32	200	163,000

		847,569

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)	560	463,330

Belgium(i) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP 100	121,471
KBC Group NV, (1 year UK Government Bond + 0.92%), 1.25%, 09/21/27(b)	100	106,368

		227,839

Bermuda — 0.0%
Geopark Ltd., 5.50%, 01/17/27(a)	USD 448	369,600

Brazil — 0.1%
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)	645	640,566
BRF SA, 4.88%, 01/24/30(i)	383	315,209

		955,775

Canada — 0.7%
First Quantum Minerals Ltd., 7.50%, 04/01/25(a)	500	496,777
Garda World Security Corp., 7.75%, 02/15/28(a)	238	234,573
HR Ottawa LP, 11.00%, 03/31/31	9,658	9,368,260
Rogers Communications, Inc., 3.80%, 03/15/32(a)	2,675	2,400,680
Toronto-Dominion Bank, 2.88%, 04/05/27(i)	GBP 100	112,495

		12,612,785

Cayman Islands — 0.5%
ABRA Global Finance, 11.50%, 03/02/28	USD 1,577	1,230,828
China Evergrande Group, 8.25%, 03/23/22(d)(i)(j)	500	37,500

Security	Par (000)	Value

Cayman Islands (continued)
Fantasia Holdings Group Co. Ltd.(d)(i)(j) 6.95%, 12/17/21	USD 320	$32,800
9.25%, 07/28/23	1,200	123,000
IHS Holding Ltd. 5.63%, 11/29/26(i)	747	625,052
6.25%, 11/29/28(a)	569	454,062
Jingrui Holdings Ltd.(d)(i)(j) 12.00%, 07/25/22	370	31,619
12.75%, 09/09/23	355	26,337
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	458	430,177
MAF Sukuk Ltd., 3.93%, 02/28/30(i)	650	608,684
Melco Resorts Finance Ltd., 5.38%, 12/04/29(i)	250	204,375
Modern Land China Co. Ltd.(d)(i)(j)(k)
8.00%, 12/30/24	278	18,821
9.00%, 12/30/27	290	18,986
(2.00% Cash or 2.00% PIK), 9.00%, 12/30/26	199	13,444
Oryx Funding Ltd., 5.80%, 02/03/31(a)	324	310,392
Ronshine China Holdings Ltd.(d)(i)(j) 7.35%, 12/15/23	200	13,500
7.10%, 01/25/25	400	27,000
Seagate HDD Cayman, 9.63%, 12/01/32(a)	550	616,367
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)	96	95,358
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)	1,419	1,411,728
Sinic Holdings Group Co. Ltd.(d)(j) 8.50%, 01/24/22(i)	1,100	11,000
10.50%, 06/18/22	200	2,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	424	436,326
Transocean, Inc., 8.75%, 02/15/30(a)	450	459,000
Vantage Drilling International, 9.50%, 02/15/28(a)	1,352	1,325,244

		8,563,600

Chile — 0.0%
Kenbourne Invest SA, 6.88%, 11/26/24(a)	868	650,891

China(i) — 0.0%
China Aoyuan Group Ltd., 8.50%, 01/23/22(d)(j)	359	32,310
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(d)(j)	520	53,300
Fortune Star BVI Ltd., 5.05%, 01/27/27	200	137,600
RKPF Overseas Ltd., Series 2020-A, 5.20%, 01/12/26	200	143,225

		366,435

Colombia — 0.3%
Ecopetrol SA 4.13%, 01/16/25	829	798,327
4.63%, 11/02/31	833	636,954
8.88%, 01/13/33	800	807,000
5.88%, 05/28/45	624	427,440
Grupo Aval Ltd., 4.38%, 02/04/30(a)	702	530,466
Millicom International Cellular SA, 5.13%, 01/15/28(i)	615	547,884
SURA Asset Management SA, 4.88%, 04/17/24(i)	967	947,660

		4,695,731

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)	791	768,753

France — 0.2%
BNP Paribas SA(i)
3.38%, 01/23/26	GBP 100	116,835

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

France (continued)
BNP Paribas SA (i) (continued) 1.88%, 12/14/27	GBP 100	$105,251
Sabena Technics Sas, (3 mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $2,350,610), 6.58%, 09/30/29(c)(e)	EUR 2,397	2,599,546
Societe Generale SA, 1.88%, 10/03/24(i)	GBP 100	116,862
TotalEnergies Capital International SA, 1.66%, 07/22/26(i)	100	112,549

		3,051,043

Germany — 0.4%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(a)	EUR 3,303	3,001,803
APCOA Parking Holdings GmbH, (1 mo. EURIBOR + 5.00%), 7.29%, 01/15/27(a)(b)	852	903,204
Douglas GmbH, 6.00%, 04/08/26(a)	702	668,438
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(a)(k)	144	111,705
Project Champion, (6 mo. EURIBOR + 9.50%), 10.25%, 03/31/31(c)	2,900	3,050,698

		7,735,848

Hong Kong(d)(j) — 0.0%
Yango Justice International Ltd. 10.25%, 09/15/22	USD 1,200	24,000
7.50%, 04/15/24(i)	2,000	40,000

		64,000

India(i) — 0.0%
ReNew Power Pvt Ltd., 5.88%, 03/05/27	120	191,735
Vedanta Resources Finance II PLC, 13.88%, 01/21/24	200	160,163

		351,898

Indonesia(i) — 0.1%
Freeport Indonesia PT, 4.76%, 04/14/27	1,005	978,179
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	300	286,500
Pertamina Persero PT, 3.65%, 07/30/29	645	598,308
Theta Capital Pte. Ltd., 8.13%, 01/22/25	200	160,663

		2,023,650

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	300	260,494

Israel — 0.1%
Leviathan Bond Ltd., 5.75%, 06/30/23(a)(i)	1,110	1,102,811

Italy(a) — 0.4%
Fiber Bidco Spa 11.00%, 10/25/27	EUR 1,050	1,221,282
(1 mo. EURIBOR + 6.00%), 9.02%, 10/25/27(b)	695	757,496
Forno d’Asolo SpA, (1 mo. EURIBOR + 5.50%), 8.52%, 04/30/27(b)	3,040	2,868,285
Marcolin SpA, 6.13%, 11/15/26	928	844,383
Shiba Bidco SpA, 4.50%, 10/31/28	1,882	1,645,580

		7,337,026

Japan — 0.2%
Rakuten Group, Inc., 10.25%, 11/30/24(a)	USD 605	574,750
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	3,300	2,786,500

		3,361,250

Jersey — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	3,000	2,612,742

Luxembourg — 0.2%
Atento Luxco 1 SA, 8.00%, 02/10/26(a)	202	58,580

Security	Par (000)	Value

Luxembourg (continued)
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)	USD 872	$744,470
FEL Energy VI SARL, 5.75%, 12/01/40	566	464,433
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR 1,006	723,337
Kenbourne Invest SA, 4.70%, 01/22/28(a)	USD 340	195,670
MC Brazil Downstream Trading SARL 7.25%, 06/30/31(a)	702	545,415
7.25%, 06/30/31(i)	193	150,252
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26(a)	EUR 718	719,492

		3,601,649

Macau — 0.0%
MGM China Holdings Ltd., 5.88%, 05/15/26(i)	USD 250	235,281

Mauritius — 0.1%
CA Magnum Holdings, 5.38%, 10/31/26(i)	200	176,500
HTA Group Ltd., 7.00%, 12/18/25(a)	828	786,082
India Green Energy Holdings, 5.38%, 04/29/24(a)	281	271,165

		1,233,747

Mexico — 0.5%
Axtel SAB de CV, 6.38%, 11/14/24(a)	620	549,397
Braskem Idesa SAPI, 6.99%, 02/20/32(a)	668	497,660
Comision Federal de Electricidad, 4.88%, 01/15/24	983	967,825
Grupo Bimbo SAB de CV(b)(l)
(5 year CMT + 3.28%), 5.95%(i)	1,019	1,013,778
(5 year CMT + 3.28%), 5.95%(a)	585	582,002
Grupo KUO SAB De CV, 5.75%, 07/07/27(a)	585	527,231
Mexico City Airport Trust, 5.50%, 07/31/47(i)	613	468,209
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)	1,475	708,277
Petroleos Mexicanos 6.50%, 03/13/27	997	900,889
8.75%, 06/02/29	972	898,517
5.95%, 01/28/31	1,189	904,710
6.70%, 02/16/32	1,116	884,765
6.38%, 01/23/45	155	98,270
Trust Fibra Uno, 5.25%, 01/30/26(a)	495	468,023

		9,469,553

Morocco — 0.0%
OCP SA, 3.75%, 06/23/31(i)	541	444,972

MultiNational — 0.1%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	1,500	1,410,000

Netherlands — 0.4%
Braskem Netherlands Finance BV 4.50%, 01/31/30(i)	556	468,986
7.25%, 02/13/33(a)	820	785,560
Cooperatieve Rabobank UA, (1 year UK Government Bond + 1.05%), 1.88%, 07/12/28(b)(i)	GBP 100	107,098
Equate Petrochemical BV 4.25%, 11/03/26(i)	USD 297	288,053
2.63%, 04/28/28(a)	405	357,362
ING Groep NV, 3.00%, 02/18/26(i)	GBP 100	115,549
Metinvest BV(i) 8.50%, 04/23/26	USD 669	408,090
7.65%, 10/01/27	682	392,363
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	3,260	2,921,367

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Netherlands (continued)
Vivo Energy Investments BV 5.13%, 09/24/27(a)	USD 1,540	$1,405,539
5.13%, 09/24/27(i)	913	833,284
Volkswagen Financial Services NV, 1.88%, 12/03/24(i)	GBP 100	116,267

		8,199,518

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(a)	USD 342	324,644

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	400	308,200
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(i)	565	483,301

		791,501

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27(i)	438	403,179
Nexa Resources SA, 5.38%, 05/04/27(a)	292	273,385

		676,564

Singapore — 0.1%
Puma International Financing SA 5.13%, 10/06/24(a)	585	546,975
5.00%, 01/24/26(i)	719	639,820

		1,186,795

South Africa — 0.1%
Sasol Financing USA LLC, 6.50%, 09/27/28	1,198	1,118,483

Spain(i) — 0.1%
AI Candelaria Spain SA, 7.50%, 12/15/28	517	470,447
Banco Santander SA, (1 year UK Government Bond + 1.80%), 3.13%, 10/06/26(b)	GBP 400	458,204
Telefonica Emisiones SA, 5.38%, 02/02/26	200	247,533

		1,176,184
Sweden — 0.1%
Swedbank AB, (1 year UK Government Bond + 1.00%), 1.38%, 12/08/27(b)(i)	100	106,015
Verisure Holding AB 3.25%, 02/15/27(i)	EUR 751	720,797
7.13%, 02/01/28(a)	414	448,197
Verisure Midholding AB, 5.25%, 02/15/29(i)	751	676,034

		1,951,043

Switzerland — 0.1%
UBS Group AG, (1 year CMT + 0.83%), 1.01%, 07/30/24(a)(b)	USD 1,697	1,663,255

United Arab Emirates(i) — 0.1%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(l)	1,060	1,054,038
MAF Sukuk Ltd., 4.64%, 05/14/29	527	517,876

		1,571,914

United Kingdom — 0.6%
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)	763	625,607
Barclays PLC(i) 3.00%, 05/08/26	GBP 100	113,409
3.25%, 02/12/27	100	112,054
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)	2,355	2,469,357
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR 3,137	2,703,467
BG Energy Capital PLC, 5.13%, 12/01/25(i)	GBP 200	248,568

Security	Par (000)	Value

United Kingdom (continued)
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP 1,634	$1,676,761
HSBC Holdings PLC, (3 mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(b)	100	107,963
Informa PLC, 3.13%, 07/05/26(i)	100	114,433
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(a)	675	788,964
Kane Bidco Ltd.(a) 5.00%, 02/15/27	EUR 615	614,835
6.50%, 02/15/27	GBP 699	767,386
Lloyds Banking Group PLC, 2.25%, 10/16/24(i)	200	234,439
NatWest Group PLC(b)(i)
(1 year GBP Swap + 1.49%), 2.88%, 09/19/26	100	114,804
(1 year GBP Swap + 2.01%), 3.13%, 03/28/27	100	113,731
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(i)	100	116,438
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(a)	USD 1,348	822,280

		11,744,496

United States — 9.4%
AbbVie, Inc., 3.20%, 11/21/29	3,265	3,029,984
Affinity Interactive, 6.88%, 12/15/27(a)	1,000	892,020
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34	2,370	1,895,566
Allegiant Travel Co., 8.50%, 02/05/24(a)	5,000	5,000,000
American Tower Corp., 2.70%, 04/15/31	3,010	2,524,305
Amgen, Inc. 5.50%, 12/07/26(i)	GBP 100	124,844
4.05%, 08/18/29	USD 3,355	3,236,999
Amkor Technology, Inc., 6.63%, 09/15/27(a)	350	350,042
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	3,045	2,870,891
AT&T, Inc. 2.90%, 12/04/26	GBP 200	228,681
5.50%, 03/15/27(i)	100	124,116
Bank of America Corp., (1 day SOFR + 1.53%), 1.90%, 07/23/31(b)	USD 3,340	2,678,509
Bank of New York Mellon Corp., (1 day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	2,285	2,440,086
Baxter International, Inc., 2.54%, 02/01/32	2,830	2,304,041
Beeper CO, (6 mo. SOFR + 6.88%, 1.50% Floor), 8.38%, 12/21/27(c)	3,362	3,328,380
Broadcom, Inc., 3.42%, 04/15/33(a)	2,615	2,187,995
California Resources Corp., 7.13%, 02/01/26(a)	583	590,188
Caresyntax, Inc., 15.00%, 12/31/24(c)	200	214,963
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)	220	177,100
Cinemark Holdings, Inc., 4.50%, 08/15/25	4,035	5,116,221
Citigroup, Inc., 1.75%, 10/23/26	GBP 200	218,528
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(a)	USD 120	106,152
CVS Health Corp., 1.88%, 02/28/31	2,285	1,850,679
DAE Funding LLC, 1.55%, 08/01/24(i)	532	499,415
Ecolab, Inc., 4.80%, 03/24/30	2,000	2,036,447
Flyr Convertible Notes, 8.00%, 07/20/23(c)	2,231	2,164,565
Flyr Secured Notes, (1 mo. SOFR + 5.00%, 0.50% Floor), 9.56%, 05/10/27(c)	1,113	1,026,742
Forestar Group, Inc., 5.00%, 03/01/28(a)	2,600	2,327,000
Freed Corp., 10.00%, 12/07/23(c)	5,808	5,677,344
Freedom Mortgage Corp.(a) 8.13%, 11/15/24	1,409	1,356,162
8.25%, 04/15/25	1,295	1,196,256

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
FreeWire Technologies, Inc., (3 mo. SOFRTE CME + 9.00%), 14.91%, 03/31/25(c)	USD 2,346	$2,240,583
Frontier Communications Holdings LLC(a) 5.88%, 10/15/27	1,128	1,025,465
8.75%, 05/15/30	1,000	996,010
8.63%, 03/15/31	745	729,504
Frontier Florida LLC, Series E, 6.86%, 02/01/28	760	678,440
Full House Resorts, Inc., 8.25%, 02/15/28(a)	230	209,300
Gen Digital, Inc.(a) 6.75%, 09/30/27	120	120,624
7.13%, 09/30/30	705	701,475
General Mills, Inc., 2.88%, 04/15/30	3,210	2,874,272
General Motors Co., 5.60%, 10/15/32	1,265	1,238,536
Goldman Sachs Group, Inc. 7.25%, 04/10/28	GBP 100	132,995
(1 day SOFR + 1.09%), 1.99%, 01/27/32(b)	USD 3,150	2,516,296
GoTo Group, Inc., 5.50%, 09/01/27(a)	1,675	857,139
HCA, Inc. 3.50%, 09/01/30	132	117,571
3.63%, 03/15/32(a)	2,120	1,868,845
Home Depot, Inc., 1.38%, 03/15/31	3,020	2,416,493
Homes By West Bay LLC, 9.50%, 04/30/27(c)	5,256	4,796,100
Howard Hughes Corp.(a) 4.13%, 02/01/29	1,002	848,624
4.38%, 02/01/31	1,102	887,110
Howmet Aerospace, Inc., 6.88%, 05/01/25	115	119,382
JPMorgan Chase & Co., (3 mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(b)(i)	GBP 200	225,145
Kraft Heinz Foods Co., 3.75%, 04/01/30	USD 3,150	2,978,990
Lessen, Inc., 9.31%, 01/04/28(c)	1,902	1,825,913
Lightning eMotors, Inc., 7.50%, 05/15/24(a)	945	519,750
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	590	387,925
Lowe’s Cos., Inc., 2.63%, 04/01/31	2,960	2,529,912
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	2,240	2,240,000
Maxar Technologies, Inc., 7.75%, 06/15/27(a)	636	664,581
MCM Trust, 1.00%, 01/01/59(c)	3,888	3,727,454
Merck & Co., Inc., 2.15%, 12/10/31	1,360	1,151,361
Morgan Stanley, (1 day SOFR + 1.02%), 1.93%, 04/28/32(b)	3,055	2,403,382
Nationstar Mortgage Holdings, Inc.(a) 6.00%, 01/15/27	242	219,615
5.50%, 08/15/28	1,128	967,260
5.75%, 11/15/31	488	378,524
Newmont Corp., 2.60%, 07/15/32	2,720	2,276,601
NVIDIA Corp., 2.00%, 06/15/31	2,895	2,435,672
Oracle Corp., 6.15%, 11/09/29	750	798,846
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	1,275	1,198,234
Pioneer Midco Notes, 10.50%, 11/18/30(c)	3,903	3,824,940
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	2,080	1,647,298
Rand Parent LLC, 8.50%, 02/15/30(a)	1,055	991,700
Regal Rexnord Corp., 6.05%, 02/15/26(a)	355	356,556
Republic Services, Inc., 1.45%, 02/15/31	3,080	2,449,906
Sabre Global, Inc.(a) 9.25%, 04/15/25	1,071	1,008,882
7.38%, 09/01/25	405	361,865
11.25%, 12/15/27	750	698,880

Security	Par (000)	Value

United States (continued)
Sasol Financing USA LLC 4.38%, 09/18/26	USD 404	$365,191
5.50%, 03/18/31	954	796,769
Service Properties Trust, 4.35%, 10/01/24	190	181,737
Sitio Royalties Corp., (3 mo. SOFR + 6.50%, 1.50% Floor), 11.40%, 09/21/26(c)	7,751	7,625,680
Sonder Secured Notes, (13.50% PIK), 13.50%, 01/19/27(b)(c)(k)	9,331	8,398,267
Stem, Inc., 0.50%, 12/01/28(a)	200	112,990
Stillwater Mining Co., 4.00%, 11/16/26(i)	1,071	955,867
Tap Rock Resources LLC, 7.00%, 10/01/26(a)	1,444	1,265,028
Tenet Healthcare Corp., 4.25%, 06/01/29	4,566	4,130,906
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 9.66%, 09/30/24(a)(b)	3,800	3,686,371
T-Mobile USA, Inc., 2.70%, 03/15/32	2,955	2,489,152
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	74	69,779
Union Pacific Corp., 2.40%, 02/05/30	2,000	1,759,078
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	741	659,388
UnitedHealth Group, Inc., 4.20%, 05/15/32	2,430	2,381,702
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	461	447,170
Verizon Communications, Inc. 1.13%, 11/03/28	GBP 100	100,551
2.55%, 03/21/31	USD 3,000	2,555,673
Viasat, Inc., 5.63%, 04/15/27(a)	512	480,768
VICI Properties LP 5.13%, 05/15/32	1,885	1,775,934
5.63%, 05/15/52	689	620,424
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(a)	3,880	3,751,239
Walt Disney Co., 3.80%, 03/22/30	3,055	2,945,330
Waste Management, Inc., 4.15%, 04/15/32	1,875	1,817,222
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(a)	1,134	1,112,737
Xerox Holdings Corp., 5.00%, 08/15/25(a)	2,080	1,962,428

		173,865,558

Total Corporate Bonds — 15.4% (Cost: $308,904,928)		285,336,449

Floating Rate Loan Interests(b)

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (3 mo. EURIBOR + 4.85%), 7.60%, 10/01/28(c)	EUR 3,264	2,406,781

Canada — 0.0%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFRTE at 1.00% Floor + 6.00%), 11.02%, 12/22/26	USD 515	498,693

Jersey(c) — 0.5%
Vita Global Finco Ltd.
EUR Term Loan B, (6 mo. EURIBOR + 7.00%), 9.44%, 07/06/27	EUR 4,945	4,994,425
GBP Incremental Term Loan, (1 day SONIA + 7.00%), 10.93%, 07/06/27	GBP 2,967	3,482,688

		8,477,113

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Luxembourg — 0.4%
Luxembourg Life Fund(c)
2021 1st Lien Term Loan, (3 mo. LIBOR US + 9.25%), 13.98%, 05/27/26	USD	2,858		$2,848,608
2021 Term Loan, (3 mo. LIBOR US + 9.25%), 14.41%, 04/01/23		1,888		1,888,517
Speed Midco 3 SARL, EUR Term Loan B1, 04/26/29(m)	EUR	1,931		2,078,078

				6,815,203

Netherlands — 0.1%
Cypher Bidco, EUR Term Loan, (6 mo. EURIBOR + 4.50%), 6.61%, 03/01/28(c)		1,828		1,838,405

United States — 5.6%
Altar Bidco, Inc.
2021 2nd Lien Term Loan, (12 mo. SOFR CME at 0.50% Floor + 5.60%), 10.49%, 02/01/30	USD	1,800		1,575,000
2021 Term Loan, (12 mo. SOFRTE + 3.10%), 6.61%, 02/01/29		—	(n)	222
American Auto Auction Group LLC, 2021 Term Loan B, (3 mo. SOFRTE at 0.75% Floor + 5.00%), 10.05%, 12/30/27		867		747,195
American Rock Salt Co. LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 06/09/28		427		410,124
AMF MF Portfolio, Term Loan, 0.00%, 11/01/28(c)		2,975		2,945,531
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28		2,467		2,350,303
City Brewing Co. LLC, Closing Date Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.33%, 04/05/28		699		280,561
CML Hyatt Lost Pines, Term Loan, (1 mo. LIBOR US + 3.43%), 8.24%, 09/09/26(c)		5,000		4,893,024
CML La Quinta Resort, Term Loan, (3 mo. LIBOR US + 3.20%), 8.07%, 12/09/26(c)		6,800		6,578,302
CML ST Regis Aspen, Term Loan, (1 mo. LIBOR US at 1.00% Floor + 2.90%), 7.70%, 02/09/27(c)		5,100		4,899,427
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.91%, 05/17/28(c)		419		381,061
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 09/29/28		788		759,257
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.25%), 10.09%, 12/21/28		974		865,785
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27		1,533		1,472,634
DS Parent, Inc., Term Loan, (3 mo. LIBOR US at 0.75% Floor + 5.75%), 10.79%, 12/10/28		1,476		1,421,514
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26		246		244,879
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.50%), 12.42%, 05/01/28		3,991		3,953,535
EIS Group, Inc., Term Loan, (3 mo. SOFR CME + 7.00%), 11.85%, 05/01/28(c)		3,734		3,668,357
Emerald Electronics Manufacturing Services, Term Loan, (1 mo. SOFRTE at 1.00% Floor + 6.25%), 11.16%, 12/29/27		1,152		1,083,303
Galaxy Universal LLC, 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.98%, 11/12/26(c)		13,158		12,664,610

Security	Par (000)		Value

United States (continued)
GoTo Group, Inc., Term Loan B, (1 mo. LIBOR US + 4.75%), 9.59%, 08/31/27	USD	859	$485,787
Green Plains Operating Co. LLC, Term Loan, (3 mo. LIBOR US + 8.00%), 10.51%, 07/20/26(c)		7,098	7,053,992
Herschend Entertainment Co. LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.63%, 08/27/28		389	385,809
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR US at -4.50% Floor + 5.50%), 10.35%, 09/27/28(c)		1,912	1,663,266
Indy U.S. Holdco LLC, 2023 EUR Incremental Term Loan B, 03/06/28(m)	EUR	5,784	5,692,518
IPS Corp.
2021 Delayed Draw Term Loan, 0.00%, 10/02/28		45	—
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.41%, 10/02/28	USD	253	236,203
J&J Ventures Gaming LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 04/26/28		1,429	1,380,056
Jack Ohio Finance LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.75%), 9.59%, 10/04/28		567	542,910
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28		436	422,416
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 7.50%), 12.45%, 09/03/26		932	628,079
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 7.00%), 11.99%, 11/01/29		1,052	952,060
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28		3,642	3,547,185
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		141	105,162
Opendoor GP II LLC, Mezzanine Term Loan, 0.00%, 01/23/26(c)		3,554	3,351,176
Opendoor Mezz Commitment(m)		3,337	3,336,739
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.25%), 11.10%, 10/13/28(c)		5,195	5,038,694
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.25%), 8.00%, 12/28/27		1,437	1,318,479
Profrac Services LLC, 2022 Term Loan, (3 mo. SOFRTE at 1.00% Floor + 7.25%), 12.08%, 03/04/25		1,570	1,551,855
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.56%, 04/27/29		620	345,873
2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.57%, 04/27/28		1,969	1,538,108
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		1,893	1,876,096
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		855	832,870
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.31%, 04/03/28		2,843	1,872,906

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28	USD 544	$456,471
Talen Energy Supply LLC, 2022 DIP Term Loan, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.52%, 11/10/23	4,613	4,609,540
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28	1,173	1,048,424
Ultimate Software Group, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.25%), 8.03%, 05/04/26	405	393,838
Vaco Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 5.00%), 10.05%, 01/21/29	1,151	1,128,396
VS Buyer LLC, Term Loan B, (2 mo. LIBOR US + 3.00%), 7.70%, 02/28/27	252	249,209

		103,238,741

Floating Rate Loan Interests — 6.7% (Cost: $130,734,881)		123,274,936

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond
5.63%, 09/30/31(a)	321	296,524
5.45%, 09/16/32(i)	457	407,872

		704,396

Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(o)	54,542	9,308,399

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42	694	611,067

Colombia — 0.2%
Colombia Government International Bond 3.88%, 04/25/27	1,295	1,175,455
3.13%, 04/15/31	2,643	2,016,609
8.00%, 04/20/33	956	980,378

		4,172,442

Dominican Republic — 0.2%
Dominican Republic International Bond 5.95%, 01/25/27(i)	1,307	1,283,964
5.50%, 02/22/29(a)	646	606,554
4.50%, 01/30/30(a)	1,312	1,139,636
7.05%, 02/03/31(a)	360	362,025
4.88%, 09/23/32(a)	1,000	848,000

		4,240,179

Egypt(a) — 0.0%
Egypt Government International Bond 5.75%, 05/29/24	572	516,516
8.50%, 01/31/47	400	231,700

		748,216

Guatemala — 0.1%
Guatemala Government Bond 5.25%, 08/10/29(a)	477	463,525
5.38%, 04/24/32(a)	735	711,021

Security	Par (000)	Value

Guatemala (continued)
Guatemala Government Bond (continued)
3.70%, 10/07/33(i)	596	$494,419
4.65%, 10/07/41(a)	551	448,996

		2,117,961

Hungary — 0.1%
Hungary Government International Bond 5.38%, 03/25/24	162	161,879
5.25%, 06/16/29(a)	771	754,616

		916,495

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(i)	1,567	1,499,619

Mexico — 0.2%
Mexico Government International Bond 4.50%, 04/22/29	400	391,400
2.66%, 05/24/31	1,724	1,442,988
4.88%, 05/19/33	971	930,703
6.35%, 02/09/35	220	234,080

		2,999,171

Morocco — 0.1%
Kingdom of Morocco, 5.95%, 03/08/28	516	526,320
Morocco Government International Bond, 2.38%, 12/15/27(a)	303	266,640

		792,960

Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	851	699,948

Oman(i) — 0.1%
Oman Government International Bond 6.50%, 03/08/47	909	838,553
6.75%, 01/17/48	1,130	1,069,262

		1,907,815

Panama — 0.2%
Panama Government International Bond 3.88%, 03/17/28	1,508	1,443,721
9.38%, 04/01/29	200	243,475
3.16%, 01/23/30	439	384,619
6.40%, 02/14/35	374	389,147
3.87%, 07/23/60	799	521,747

		2,982,709

Paraguay — 0.1%
Paraguay Government International Bond 5.60%, 03/13/48(i)	529	467,438
5.40%, 03/30/50(a)	643	551,091
5.40%, 03/30/50(i)	554	474,812

		1,493,341

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(i).	741	714,509
Peruvian Government International Bond 2.78%, 01/23/31	250	213,250
1.86%, 12/01/32	850	641,644
3.00%, 01/15/34	504	409,910

		1,979,313

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland — 0.1%
Republic of Poland Government International Bond 4.88%, 10/04/33(p)	385	$383,356
4.25%, 02/14/43(i)	440	462,736
5.50%, 04/04/53(p)	589	594,154

		1,440,246

Romania — 0.2%
Romanian Government International Bond 5.25%, 11/25/27(a)	414	407,272
2.88%, 03/11/29(i)	752	692,856
2.50%, 02/08/30(i)	790	683,262
2.12%, 07/16/31(i)	1,258	994,234

		2,777,624

Saudi Arabia — 0.1%
Saudi Government International Bond 4.75%, 01/18/28(a)	300	303,600
2.25%, 02/02/33(i)	920	755,435
5.00%, 01/18/53(a)	1,058	982,485

		2,041,520

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(i)	580	461,100

South Africa — 0.1%
Republic of South Africa Government International Bond
5.88%, 04/20/32	1,080	978,750
5.00%, 10/12/46	1,287	888,030

		1,866,780

Spain(a)(i) — 2.3%
Spain Government Bond 0.50%, 10/31/31	1,487	1,292,282
2.55%, 10/31/32	17,348	17,713,291
3.15%, 04/30/33	14,633	15,623,510
3.90%, 07/30/39	2,343	2,604,556
2.90%, 10/31/46	2,252	2,134,076
3.45%, 07/30/66	2,440	2,417,254

		41,784,969

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 5.75%, 04/18/23(d)(i)(j)	300	105,431

Ukraine(d)(j) — 0.0%
Ukraine Government International Bond 7.75%, 09/01/25(i)	515	102,453
8.99%, 02/01/26(i)	1,113	203,331
7.25%, 03/15/35(a)	955	163,126

		468,910

Total Foreign Agency Obligations — 4.8% (Cost: $95,775,862)		88,120,611

	Shares

Investment Companies

United States — 1.8%
Invesco QQQ Trust, Series 1	11,800	3,786,974
iShares China Large-Cap ETF(q)	3,285	97,006

Security	Shares		Value

United States (continued)
iShares iBoxx $ High Yield Corporate Bond ETF(q)		52,660	$3,978,463
iShares iBoxx $ Investment Grade Corporate Bond ETF(q)		66,540	7,293,449
iShares JP Morgan USD Emerging Markets Bond ETF(q)		131,768	11,368,943
iShares MSCI Brazil ETF(q)		23,271	637,160
iShares Russell 2000 ETF(q)		9,800	1,748,320
KraneShares CSI China Internet ETF(d)		56,138	1,750,944
SPDR S&P 500 ETF Trust		2,700	1,105,353
VanEck Semiconductor ETF(d)		2,681	705,613
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		20,352	513,888

Total Investment Companies — 1.8% (Cost: $33,478,200)			32,986,113

	Par (000)

Municipal Bonds

Puerto Rico(b) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43	USD	420	182,920
0.00%, 11/01/51		4,668	1,563,960
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		1,977	629,629

Total Municipal Bonds — 0.1% (Cost: $2,973,196)			2,376,509

Non-Agency Mortgage-Backed Securities

United States — 6.1%
Ajax Mortgage Loan Trust(a)
Series 2021-G, Class A, 1.88%, 06/25/61(b)		4,989	4,587,272
Series 2021-G, Class B, 3.75%, 06/25/61(b)		705	623,561
Series 2021-G, Class C, 12.00%, 06/25/61		1,274	1,263,876
BAMLL Commercial Mortgage Securities Trust(a)(b)
Class D, (1 mo. LIBOR US + 1.70%), 6.39%, 09/15/34		2,000	1,899,504
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 5.59%, 11/15/32		2,000	1,843,786
BFLD Trust, (1 mo. LIBOR US + 3.70%), 8.38%, 10/15/35(a)(b)		790	578,430
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1 mo. SOFR + 2.76%), 7.59%, 10/15/36		1,581	1,510,877
Series 2020-VIV3, Class B, 3.54%, 03/09/44		1,600	1,399,111
Series 2020-VKNG, Class G, (1 mo. SOFR + 3.36%), 8.19%, 10/15/37		1,610	1,497,370
Series 2021-MFM1, Class G, (1 mo. SOFR + 4.01%), 8.84%, 01/15/34		1,610	1,466,688
BX Trust(a)(b)
Series 2021-LBA, Class GV, (1 mo. SOFR + 3.11%), 7.94%, 02/15/36		1,030	895,565
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 8.28%, 06/15/36		897	815,301
CFMT LLC, Series 2020-HB4, Class M4, 4.95%, 12/26/30(a)(b)		3,400	3,156,094

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Citigroup Commercial Mortgage Trust, Series 2016- C1, Class C, 4.94%, 05/10/49(b)	USD	1,735	$1,572,812
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 8.18%, 11/15/37(a)(b)		3,932	3,792,582
Commercial Mortgage Trust(b)
Series 2015-CR25, Class C, 4.52%, 08/10/48		2,000	1,812,254
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(a)		1,900	1,645,383
Credit Suisse Mortgage Capital Certificates Trust 4.61%, 02/15/27		3,400	3,327,891
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 7.33%, 05/15/36(a)(b)		4,389	4,266,990
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 10.84%, 10/15/37(a)(b)		1,700	1,410,929
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(b)		1,275	1,139,882
Series 2021-980M, Class E, 3.54%, 07/15/31(a)(b)		2,410	1,799,894
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 8.19%, 11/15/38(a)(b)		2,500	2,332,759
Csmc Trust, Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 9.55%, 10/15/37(a)(b)		1,000	892,379
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,188,748
FREMF 2018-KW05 Trust, Series 2018-W5FX, Class CFX, 3.42%, 04/25/28(a)(b)		437	365,247
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1 mo. LIBOR US + 3.55%), 8.23%, 10/15/36(a)(b)		1,540	1,413,457
HONO Mortgage Trust, Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 8.03%, 10/15/36(a)(b)		1,080	984,340
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,603	2,960,243
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		51,473	1,191,825
Series 2021-1, Class AX1, 0.13%, 06/25/51		208,877	1,062,789
Series 2021-1, Class AX4, 0.40%, 06/25/51		13,339	246,981
Series 2021-1, Class B4, 3.03%, 06/25/51		819	538,133
Series 2021-1, Class B5, 3.03%, 06/25/51		982	562,515
Series 2021-1, Class B6, 2.97%, 06/25/51		1,536	416,830
Series 2021-4, Class B4, 2.90%, 08/25/51		1,222	793,645
Series 2021-4, Class B5, 2.90%, 08/25/51		916	552,335
Series 2021-4, Class B6, 2.90%, 08/25/51		2,203	568,727
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR US + 0.60%), 5.45%, 06/25/37(a)(b)		2,735	2,059,545
MCM Trust, 0.00%, 08/25/28(c)		2,382	1,564,821
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 9.94%, 11/15/38(a)(b)		5,929	5,404,863
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 7.74%, 10/15/37(a)(b)		2,742	2,542,140
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 3.99%, 02/25/59		9,329	9,151,314
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	995,688
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	732,573
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 7.43%, 01/15/36(a)(b)		630	549,495
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 7.18%, 05/25/60(a)(b)		7,641	3,342,372
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		5,000	4,775,878

Security	Par (000)		Value

United States (continued)
Seasoned Loans Structured Transaction Trust(a)(b) (continued) Series 2020-3, Class M1, 4.75%, 04/26/60	USD	8,000	$7,680,432
Starwood Mortgage Residential Trust, Series 2020-INV, Class B2, 4.26%, 11/25/55(a)		1,225	940,060
TVC DSCR(c)
0.00%, 02/01/51(o)		1,323	1,153,833
2.38%, 02/01/51		5,291	4,924,971
Verus Securitization Trust(a)(b)
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	1,926,294
Series 2020-5, Class B2, 4.71%, 05/25/65		1,400	1,119,734
Series 2021-R2, Class B1, 3.25%, 02/25/64		2,735	1,948,448
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12 mo. MTA + 0.81%), 3.95%, 07/25/47(b)		1,187	927,887
Wells Fargo Commercial Mortgage Trust(b)
Series 2019-C50, Class XA, 1.41%, 05/15/52		23,164	1,382,414
Series 2021-FCMT, Class D, (1 mo. LIBOR US + 3.50%), 8.18%, 05/15/31(a)		750	656,250

Total Non-Agency Mortgage-Backed Securities — 6.1% (Cost: $122,098,332)			112,156,017

	Benefical Interest (000)

Other Interests

Canada — 0.3%
Sprott Private Resource Streaming(c)(r)	USD	4,640	5,957,296

Total Other Interests — 0.3% (Cost: $4,681,796)			5,957,296

	Par (000)

Preferred Securities

Capital Trust — 0.0%

Mexico — 0.0%
Banco Mercantil del Norte SA, 6.75%(a)(b)(l)	USD	913	865,524

			865,524

	Shares

Preferred Stocks — 3.8%

China — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost:
$4,390,747)(c)(e)		40,071	6,337,825

Finland — 0.2%
Aiven, Series D(c)		37,890	3,033,094

Germany — 0.5%
Dr Ing hc F Porsche AG(d)		40,630	5,214,826
Volocopter GmbH, (Acquired 03/03/21, Cost:
$4,145,649)(c)(e)		780	4,955,399

			10,170,225

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel(c)(e) — 0.3%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $2,130,236)	350,490	$2,470,955
Series D-4, (Acquired 09/20/22, Cost: $2,188,898)	310,467	2,188,792

		4,659,747

Sweden — 0.0%
Volta, Series C, (Acquired 02/22/22, Cost: $322,254)(c)(e)	2,732	286,093

United Kingdom — 0.1%
10X Future Technologies Holdings Ltd., (Acquired 05/13/21, Cost: $4,334,124)(c)(e)	114,500	1,464,733

United States(c) — 2.4%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $3,044,600)(e)	5,637	1,701,810
Cap Hill Brands	1,185,824	1,802,453
Caresyntax, Inc.	7,084	455,147
Clarify Health	345,315	2,275,626
Cruise, Series GClass G, (Acquired 03/25/21, Cost: $1,886,159)(e)	71,581	1,078,010
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(e)	40,470	2,206,424
Dream Finders Homes, Inc.	10,172	9,192,945
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(e)	253,147	711,343
Jumpcloud, Inc.(e)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	3,455,064
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	227,251
Lesson Nine GmbH
Series B,	489,075	6,333,521
Series C,	25,831	334,511
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,353,207)(e)	58,924	570,974
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(e)	81,588	1
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(e)	196,272	1,044,167
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(e)	36,048	864,431
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(e)	35,677	590,454
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(e)	13,158	835,401
SCI PH Parent, Inc., (Acquired 02/10/23, Cost: $1,183,000)(e)	1,183	1,192,630
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(e)	45,203	321,845
Ursa Major Technologies, Inc.(e)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	1,925,485
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	235,889
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $1,626,608)(e)	305,363	1,603,156

Security	Shares		Value

United States (continued)
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,906,958), 12.00%, 10/07/32(e)		1,681,498	$4,775,454
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $271,491)(e)		6,628	266,180

			44,000,172

			69,951,889

Total Preferred Securities — 3.8% (Cost: $76,242,418)			70,817,413

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 14.8%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.36%, 12/25/29(b)	USD	18,250	1,157,656
Uniform Mortgage-Backed Securities 3.00%, 02/25/52 - 04/13/53		15,657	14,053,856
3.50%, 03/25/52 - 04/13/53		170,462	158,443,117
4.50%, 04/13/53		102,150	100,086,072

Total U.S. Government Sponsored Agency Securities — 14.8% (Cost: $269,420,926)			273,740,701

	Shares

Warrants

Cayman Islands — 0.0%
Lavoro Ltd., Class A, (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(d)		25,681	16,271

Israel(d) — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (1 Share for 1 Warrant, Expires 09/20/32) (c)(e)		21,889	130,458
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		8,959	741

			131,199

United Kingdom — 0.0%
Hedosophia European Growth, (Issued 05/13/21, Exercisable 05/13/22, 1 Share for 1 Warrant, Expires 05/13/27, Strike Price EUR 11.50)(d)		46,897	509

United States(d) — 0.1%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)		33,630	5,381
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(c)		74,120	5,930
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		44,352	4,435

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CXApp, Inc., Class A, (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	156,413	$6,913
Embark Technology, Inc., (Issued/Exercisable 12/28/20, 0.05 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 230.00)	34,926	657
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	40,220	43,438
Flyr Warrants, (Issued 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(c)	5,990	94,402
FreeWire Technologies, Inc. Tranche A, (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(c)	252,094	123,526
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	652
KINS Private Placement, (Issued 10/16/20, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price USD 11.50)(c)	184,016	9,201
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	10,196	607
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	82,174	5,058
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	2,428
Pear Therapeutics, Inc., (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 12/01/26, Strike Price USD 11.50)	9,900	188
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(c)	72,784	4,367
Rotor Acquisition Corp., (Issued/Exercisable 01/14/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	25,291	2,023
Sarcos Technology and Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	7,478
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(c)	126,000	1

Security	Shares			Value

United States (continued)
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Expires 10/07/32) (c)(e)		207,248		$553,352
Volta, Inc., Series C, (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 08/26/26, Strike Price USD 11.50)		41,430		8,908

				878,945

Total Warrants — 0.1% (Cost: $1,236,039)				1,026,924

Total Long-Term Investments — 112.8% (Cost: $2,122,888,142)				2,084,681,363

	Par (000)

Short-Term Securities

Certificates of Deposit — 0.2%

United States — 0.2%
Citibank N.A., 5.00%, 09/21/23	USD	2,940		2,933,379

				2,933,379

Commercial Paper — 0.0%

United States — 0.0%
Enel Finance America LLC, 5.27%, 09/06/23(s)		780		758,166

				758,166

	Shares

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(q)(t)		3,257,468		3,257,468

Total Short-Term Securities — 0.4% (Cost: $6,960,351)				6,949,013

Options Purchased — 0.5% (Cost: $10,192,301)				10,455,865

Total Investments Before TBA Sale Commitments and Options Written — 113.7% (Cost: $2,140,040,794)				2,102,086,241

	Par (000)

TBA Sale Commitments(u)

United States — (6.0)%
Uniform Mortgage-Backed Securities 3.00%, 04/13/53	USD		(6,100)	(5,473,283)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Uniform Mortgage-Backed Securities (continued)
3.50%, 04/13/53	USD	(85,231)	$(79,194,924)
4.50%, 04/13/53		(25,855)	(25,332,621)

Total TBA Sale Commitments — (6.0)% (Proceeds: $(109,207,184))			(110,000,828)

Options Written — (0.4)% (Premiums Received: $(8,165,302))			(8,878,108)

Total Investments, Net of TBA Sale Commitments and Options Written — 107.3% (Cost: $2,022,668,308)			1,983,207,305
Liabilities in Excess of Other Assets — (7.3)%			(135,582,902)

Net Assets — 100.0%			$1,847,624,403

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.

(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $65,267,951, representing 3.5% of its net assets as of period end, and an original cost of $68,151,610.

(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Investment does not issue shares.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Perpetual security with no stated maturity date.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Zero-coupon bond.
(p)	When-issued security.
(q)	Affiliate of the Trust.
(r)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
(u)	Represents or includes a TBA transaction.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$49,048,882	$—	$(45,791,414 (a)	$—	$—	$3,257,468	3,257,468	$255,421	$—
iShares China Large-Cap ETF	903,534	421,399	(1,382,590)	50,798	103,865	97,006	3,285	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,877,356	—	—	—	101,107	3,978,463	52,660	43,082	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	25,713,893	(18,514,327)	50,717	43,166	7,293,449	66,540	—	—
iShares JP Morgan USD Emerging Markets Bond ETF	8,837,878	2,423,503	—	—	107,562	11,368,943	131,768	90,996	—
iShares MSCI Brazil ETF	650,890	—	—	—	(13,730)	637,160	23,271	—	—
iShares Russell 2000 ETF	1,708,728	—	—	—	39,592	1,748,320	9,800	6,181	—

				$101,515	$381,562	$28,380,809		$395,680	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	454	06/08/23	$ 66,883	$2,322,202
Euro OAT	30	06/08/23	4,237	140,130
Euro Stoxx Banks Index	47	06/16/23	253	(2,099)
FTSE 100 Index	3	06/16/23	283	1,958
MSCI Emerging Markets Index	14	06/16/23	697	29,486
10-Year U.S. Treasury Note	22	06/21/23	2,531	(2,406)
U.S. Long Bond	240	06/21/23	31,523	1,479,917
Ultra U.S. Treasury Bond	521	06/21/23	73,803	3,161,296

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
5-Year U.S. Treasury Note	676	06/30/23	$ 74,122	$(97,322)
3-Month SONIA Index	136	09/19/23	40,032	207,787

				7,240,949

Short Contracts
30-Year Euro Buxl Bond	21	06/08/23	3,208	(193,843)
Euro BTP	381	06/08/23	47,662	(1,626,592)
Euro-Schatz	91	06/08/23	10,431	(101,919)
Euro Stoxx 50 Index	287	06/16/23	13,284	(682,069)
NASDAQ 100 E-Mini Index	57	06/16/23	15,164	(1,353,616)
Russell 2000 E-Mini Index	70	06/16/23	6,347	(151,994)
S&P 500 E-Mini Index	70	06/16/23	14,482	(747,436)
10-Year U.S. Ultra Long Treasury Note	2,229	06/21/23	270,301	(8,344,581)
Long Gilt	44	06/28/23	5,610	(181,875)
2-Year U.S. Treasury Note	932	06/30/23	192,553	(1,951,843)

				(15,335,768)

				$(8,094,819)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	19,495,221	USD	3,692,263	HSBC Bank PLC	06/02/23	$113,723
BRL	51,005,004	USD	9,773,826	Goldman Sachs International	06/15/23	158,570
CAD	772,633	USD	563,516	JPMorgan Chase Bank N.A.	06/15/23	8,837
CAD	1,174,797	USD	857,976	JPMorgan Chase Bank N.A.	06/15/23	12,291
CAD	316,784	USD	232,358	Morgan Stanley & Co. International PLC	06/15/23	2,310
CHF	178,682	USD	192,238	Bank of America N.A.	06/15/23	4,572
EUR	287,514	USD	310,916	Bank of America N.A.	06/15/23	2,158
EUR	1,677,282	USD	1,778,202	Bank of America N.A.	06/15/23	48,193
EUR	527,341	USD	569,597	Deutsche Bank AG	06/15/23	4,626
EUR	981,072	USD	1,059,009	Deutsche Bank AG	06/15/23	9,282
EUR	1,250,810	USD	1,335,786	Deutsche Bank AG	06/15/23	26,222
EUR	332,990	USD	358,691	Goldman Sachs International	06/15/23	3,902
EUR	991,992	USD	1,063,496	Goldman Sachs International	06/15/23	16,686
EUR	417,814	USD	450,308	JPMorgan Chase Bank N.A.	06/15/23	4,650
EUR	979,013	USD	1,060,693	JPMorgan Chase Bank N.A.	06/15/23	5,356
EUR	7,000,139	USD	7,446,735	State Street Bank and Trust Co.	06/15/23	175,728
GBP	431,173	USD	526,897	Bank of America N.A.	06/15/23	5,756
GBP	219,889	USD	267,435	JPMorgan Chase Bank N.A.	06/15/23	4,207
GBP	548,091	USD	659,474	JPMorgan Chase Bank N.A.	06/15/23	17,616
GBP	163,659	USD	200,844	Morgan Stanley & Co. International PLC	06/15/23	1,334
GBP	170,742	USD	205,519	State Street Bank and Trust Co.	06/15/23	5,409
JPY	604,943,175	USD	4,503,537	Morgan Stanley & Co. International PLC	06/15/23	100,636
MXN	86,569,730	USD	4,707,308	JPMorgan Chase Bank N.A.	06/15/23	30,259
MXN	3,463,652	USD	179,757	UBS AG	06/15/23	9,793
USD	739,668	CHF	667,107	Bank of America N.A.	06/15/23	4,882
USD	819,939	CHF	744,055	State Street Bank and Trust Co.	06/15/23	399
USD	1,146,373	CHF	1,037,429	State Street Bank and Trust Co.	06/15/23	3,696
USD	4,382,531	EUR	3,997,065	State Street Bank and Trust Co.	06/15/23	30,120
USD	360,331	JPY	47,185,369	Deutsche Bank AG	06/15/23	1,207
USD	506,543	JPY	65,691,158	Deutsche Bank AG	06/15/23	6,573
USD	531,087	JPY	69,591,776	Deutsche Bank AG	06/15/23	1,430
BRL	11,995,688	USD	2,243,233	HSBC Bank PLC	06/21/23	89,988
BRL	9,924,251	USD	1,900,000	JPMorgan Chase Bank N.A.	06/21/23	30,316
COP	10,807,443,780	USD	2,237,566	Morgan Stanley & Co. International PLC	06/21/23	46,998
HUF	813,828,190	USD	2,217,327	Bank of America N.A.	06/21/23	49,693

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	42,182,495	USD	2,240,056	Citibank N.A.	06/21/23	$65,695
MXN	90,889,096	USD	4,780,391	Deutsche Bank AG	06/21/23	187,727
MXN	54,961,244	USD	3,000,000	JPMorgan Chase Bank N.A.	06/21/23	4,254
USD	2,294,373	EUR	2,105,818	UBS AG	06/21/23	584
USD	2,313,090	TWD	69,473,658	HSBC Bank PLC	06/21/23	19,660
ZAR	33,719,191	USD	1,800,000	Morgan Stanley & Co. International PLC	06/21/23	80,999

						1,396,337

USD	2,355,034	EUR	2,213,362	HSBC Bank PLC	06/14/23	(54,966)
USD	692,020	EUR	638,131	Morgan Stanley & Co. International PLC	06/14/23	(2,804)
EUR	1,201,746	USD	1,314,157	Morgan Stanley & Co. International PLC	06/15/23	(5,574)
USD	6,364,350	AUD	9,599,792	Morgan Stanley & Co. International PLC	06/15/23	(69,404)
USD	528,525	CAD	718,022	Bank of America N.A.	06/15/23	(3,372)
USD	760,600	CAD	1,034,281	HSBC Bank PLC	06/15/23	(5,576)
USD	752,457	CAD	1,021,423	Morgan Stanley & Co. International PLC	06/15/23	(4,193)
USD	10,719,092	CAD	14,759,816	Morgan Stanley & Co. International PLC	06/15/23	(214,701)
USD	545,539	CHF	500,358	Bank of America N.A.	06/15/23	(5,581)
USD	752,525	CHF	698,663	Bank of America N.A.	06/15/23	(17,019)
USD	957,124	CHF	871,477	Barclays Bank PLC	06/15/23	(2,765)
USD	317,816	CHF	288,806	Deutsche Bank AG	06/15/23	(289)
USD	509,246	CHF	464,476	Deutsche Bank AG	06/15/23	(2,352)
USD	12,396,227	CHF	11,490,425	Deutsche Bank AG	06/15/23	(259,913)
USD	732,889	CHF	668,380	Goldman Sachs International	06/15/23	(3,300)
USD	640,613	CHF	584,585	State Street Bank and Trust Co.	06/15/23	(3,279)
USD	819,613	CHF	746,234	State Street Bank and Trust Co.	06/15/23	(2,328)
USD	22,947,700	CNH	159,078,048	Deutsche Bank AG	06/15/23	(332,298)
USD	482,455	DKK	3,371,861	HSBC Bank PLC	06/15/23	(10,746)
USD	427,098	EUR	400,433	Barclays Bank PLC	06/15/23	(8,934)
USD	215,425,004	EUR	202,504,412	Barclays Bank PLC	06/15/23	(5,082,367)
USD	251,873	EUR	231,361	BNP Paribas SA	06/15/23	(56)
USD	253,964	EUR	238,946	Deutsche Bank AG	06/15/23	(6,224)
USD	261,105	EUR	243,782	Deutsche Bank AG	06/15/23	(4,349)
USD	600,894	EUR	563,742	Deutsche Bank AG	06/15/23	(12,965)
USD	837,250	EUR	781,062	Deutsche Bank AG	06/15/23	(13,250)
USD	882,212	EUR	827,586	Deutsche Bank AG	06/15/23	(18,948)
USD	249,889	EUR	230,639	State Street Bank and Trust Co.	06/15/23	(1,254)
USD	313,800	EUR	288,421	State Street Bank and Trust Co.	06/15/23	(261)
USD	519,890	EUR	490,274	State Street Bank and Trust Co.	06/15/23	(13,970)
USD	1,287,536	EUR	1,203,292	State Street Bank and Trust Co.	06/15/23	(22,731)
USD	228,657	GBP	186,693	Bank of America N.A.	06/15/23	(1,976)
USD	248,122	GBP	201,773	Deutsche Bank AG	06/15/23	(1,141)
USD	481,409	GBP	390,654	Deutsche Bank AG	06/15/23	(1,189)
USD	58,855,359	GBP	49,241,622	Deutsche Bank AG	06/15/23	(1,975,733)
USD	315,209	GBP	263,760	JPMorgan Chase Bank N.A.	06/15/23	(10,630)
USD	477,928	GBP	395,112	JPMorgan Chase Bank N.A.	06/15/23	(10,177)
USD	617,029	GBP	499,549	JPMorgan Chase Bank N.A.	06/15/23	(93)
USD	507,376	GBP	419,778	Morgan Stanley & Co. International PLC	06/15/23	(11,201)
USD	435,490	GBP	352,982	State Street Bank and Trust Co.	06/15/23	(570)
USD	15,904,789	HKD	124,464,631	State Street Bank and Trust Co.	06/15/23	(4,453)
USD	803,533	JPY	107,933,648	Bank of America N.A.	06/15/23	(17,941)
USD	25,285,795	JPY	3,396,400,596	Barclays Bank PLC	06/15/23	(563,931)
USD	189,648	JPY	25,127,804	Deutsche Bank AG	06/15/23	(1,598)
USD	1,120,334	JPY	147,530,579	HSBC Bank PLC	06/15/23	(2,509)
USD	1,184,381	MXN	21,777,383	Deutsche Bank AG	06/15/23	(7,396)
USD	177,632	NOK	1,881,150	HSBC Bank PLC	06/15/23	(2,627)
USD	391,982	SEK	4,178,345	JPMorgan Chase Bank N.A.	06/15/23	(12,107)
USD	1,827,426	BRL	9,782,211	Barclays Bank PLC	06/21/23	(75,263)
USD	1,839,525	BRL	9,677,741	Citibank N.A.	06/21/23	(42,844)
USD	904,393	BRL	4,874,398	JPMorgan Chase Bank N.A.	06/21/23	(43,702)
USD	2,295,132	CNH	15,681,030	Goldman Sachs International	06/21/23	(820)
USD	3,418,095	EUR	3,163,951	Deutsche Bank AG	06/21/23	(28,279)
USD	2,230,049	EUR	2,081,000	JPMorgan Chase Bank N.A.	06/21/23	(36,707)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,287,965	EUR	2,152,000	JPMorgan Chase Bank N.A.	06/21/23	$(56,129)
USD	2,294,729	GBP	1,865,573	JPMorgan Chase Bank N.A.	06/21/23	(10,161)
USD	1,827,426	MXN	35,176,123	Citibank N.A.	06/21/23	(95,347)
USD	904,393	MXN	17,478,751	Goldman Sachs International	06/21/23	(51,019)
USD	1,839,525	MXN	34,480,792	Goldman Sachs International	06/21/23	(45,240)

						(9,296,552)

						$(7,900,215)

Interest Rate Caps/Floors — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.07%	Goldman Sachs International	09/27/23	USD 120,008	$152,160	$210,014	$(57,854)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	390	04/06/23	USD	407.00	USD	15,966	$181,155
Advanced Micro Devices, Inc.	84	04/21/23	USD	85.00	USD	823	117,239
Advanced Micro Devices, Inc.	36	04/21/23	USD	95.00	USD	353	21,330
Advanced Micro Devices, Inc.	217	04/21/23	USD	90.00	USD	2,127	207,235
Alphabet Inc., Class C	250	04/21/23	USD	95.00	USD	2,600	242,500
Apple, Inc.	196	04/21/23	USD	155.00	USD	3,232	213,640
Bank of America Corp.	161	04/21/23	USD	36.00	USD	460	242
BNP Paribas SA	52	04/21/23	EUR	66.00	EUR	287	310
Bunge Ltd.	35	04/21/23	USD	100.00	USD	334	2,800
Charles Schwab Corp.	118	04/21/23	USD	82.50	USD	618	649
Chipotle Mexican Grill, Inc.	6	04/21/23	USD	1,550.00	USD	1,025	99,900
Chubb Ltd.	30	04/21/23	USD	220.00	USD	583	1,725
Constellation Brands, Inc., Class A	113	04/21/23	USD	240.00	USD	2,553	14,125
Costco Wholesale Corp.	14	04/21/23	USD	500.00	USD	696	11,865
Deere & Co.	11	04/21/23	USD	440.00	USD	454	1,177
EOG Resources, Inc.	80	04/21/23	USD	157.50	USD	917	89,976
Euro Stoxx 50	40	04/21/23	EUR	4,400.00	EUR	1,726	11,322
Intuit, Inc.	54	04/21/23	USD	430.00	USD	2,407	122,850
Invesco QQQ Trust, Series 1	280	04/21/23	USD	320.00	USD	8,986	207,200
Lowe’s Cos., Inc.	54	04/21/23	USD	230.00	USD	1,080	405
Mastercard, Inc., Class A	26	04/21/23	USD	370.00	USD	945	10,335
Microsoft Corp.	87	04/21/23	USD	280.00	USD	2,508	105,270
Microsoft Corp.	37	04/21/23	USD	260.00	USD	1,067	107,022
Morgan Stanley	31	04/21/23	USD	100.00	USD	272	295
NextEra Energy, Inc.	117	04/21/23	USD	75.00	USD	902	39,780
Nice Ltd.	25	04/21/23	USD	220.00	USD	572	29,375
Northrop Grumman Corp.	18	04/21/23	USD	490.00	USD	831	1,305
Rockwell Automation, Inc.	15	04/21/23	USD	290.00	USD	440	14,400
Shell PLC, ADR	344	04/21/23	USD	60.00	USD	1,979	17,200
Shell PLC, ADR	221	04/21/23	USD	62.50	USD	1,272	3,315
SPDR S&P 500 ETF Trust	236	04/21/23	USD	405.00	USD	9,662	231,870
Starbucks Corp.	47	04/21/23	USD	105.00	USD	489	8,625
Tesla, Inc.	83	04/21/23	USD	175.00	USD	1,722	293,820
Union Pacific Corp.	55	04/21/23	USD	220.00	USD	1,107	1,788
Walmart, Inc.	30	04/21/23	USD	145.00	USD	442	12,675
Walt Disney Co.	75	04/21/23	USD	105.00	USD	751	6,375
Wells Fargo & Co.	107	04/21/23	USD	50.00	USD	400	161
Xtrackers Harvest CSI 300 China A-Shares Fund	900	04/21/23	USD	33.00	USD	2,653	4,050

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Xtrackers Harvest CSI 300 China A-Shares Fund	593	04/21/23	USD	32.00	USD	1,748	$3,262
Invesco QQQ Trust, Series 1	148	04/28/23	USD	310.00	USD	4,750	233,174
3-Month SOFR Future	246	05/12/23	USD	96.00	USD	59,341	324,412
Advanced Micro Devices, Inc.	178	05/19/23	USD	105.00	USD	1,745	76,985
Alphabet Inc., Class C	109	05/19/23	USD	100.00	USD	1,134	86,382
Amazon.com, Inc.	109	05/19/23	USD	100.00	USD	1,126	90,197
Apple, Inc.	87	05/19/23	USD	160.00	USD	1,435	84,607
Apple, Inc.	108	05/19/23	USD	170.00	USD	1,781	43,740
Charles Schwab Corp.	220	05/19/23	USD	70.00	USD	1,152	4,510
ConocoPhillips	344	05/19/23	USD	120.00	USD	3,413	10,320
ConocoPhillips	163	05/19/23	USD	110.00	USD	1,617	22,983
Delta Air Lines, Inc.	254	05/19/23	USD	35.00	USD	887	48,641
Euro Stoxx 50	23	05/19/23	EUR	4,100.00	EUR	992	55,449
Euro Stoxx Banks	154	05/19/23	EUR	102.00	EUR	785	31,315
General Dynamics Corp.	34	05/19/23	USD	230.00	USD	776	20,230
Lockheed Martin Corp.	17	05/19/23	USD	500.00	USD	804	7,310
Mercedes-Benz Group AG	244	05/19/23	EUR	76.00	EUR	1,727	17,862
Microsoft Corp.	54	05/19/23	USD	270.00	USD	1,557	132,030
Nestle SA	249	05/19/23	CHF	110.00	CHF	2,775	130,358
Nike, Inc., Class B	68	05/19/23	USD	125.00	USD	834	25,670
Northrop Grumman Corp.	6	05/19/23	USD	500.00	USD	277	2,025
NVIDIA Corp.	65	05/19/23	USD	295.00	USD	1,806	71,012
salesforce.com, Inc.	65	05/19/23	USD	200.00	USD	1,299	60,450
Tesla, Inc.	162	05/19/23	USD	180.00	USD	3,361	578,340
United Airlines Holdings, Inc.	127	05/19/23	USD	45.00	USD	562	32,830
Alphabet Inc., Class C	162	06/16/23	USD	110.00	USD	1,685	64,800
Charles Schwab Corp.	259	06/16/23	USD	65.00	USD	1,357	21,497
CVS Health Corp.	31	06/16/23	USD	85.00	USD	230	1,132
Delta Air Lines, Inc.	322	06/16/23	USD	35.00	USD	1,124	78,246
Health Care Select Sector SPDR Fund	79	06/16/23	USD	138.00	USD	1,023	5,293
Intuit, Inc.	46	06/16/23	USD	440.00	USD	2,051	153,870
JPMorgan Chase & Co.	216	06/16/23	USD	135.00	USD	2,815	89,640
salesforce.com, Inc.	62	06/16/23	USD	200.00	USD	1,239	84,320
Uber Technologies, Inc.	277	06/16/23	USD	40.00	USD	878	11,773
United Airlines Holdings, Inc.	323	06/16/23	USD	46.00	USD	1,429	90,601
Walt Disney Co.	162	06/16/23	USD	105.00	USD	1,622	63,990
Waste Management, Inc.	79	06/16/23	USD	165.00	USD	1,289	40,685
Kroger Co.	155	07/21/23	USD	50.00	USD	765	38,208
Tesla, Inc.	87	08/18/23	USD	210.00	USD	1,805	258,825

							5,632,280

Put
3-Month SOFR Future	286	04/14/23	USD	95.00	USD	68,014	32,175
3-Month SOFR Future	338	04/14/23	USD	95.81	USD	81,534	16,900
iShares iBoxx $ High Yield Corporate Bond ETF	1,333	04/21/23	USD	73.00	USD	10,071	29,326
iShares iBoxx $ High Yield Corporate Bond ETF	2,449	04/21/23	USD	72.00	USD	18,502	29,388
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,182	04/21/23	USD	105.00	USD	12,956	15,957
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,699	04/21/23	USD	104.00	USD	40,545	36,990
iShares Russell 2000 ETF	1,532	04/21/23	USD	155.00	USD	27,331	28,342
Lloyds Banking Group PLC	1,625	04/21/23	GBP	0.50	GBP	775	79,182
PulteGroup, Inc.	108	04/21/23	USD	50.00	USD	629	1,620
SPDR S&P 500 ETF Trust	428	04/21/23	USD	363.00	USD	17,522	13,482
SPDR S&P Regional Banking ETF	395	04/21/23	USD	45.00	USD	1,732	102,502
ConocoPhillips	217	05/19/23	USD	100.00	USD	2,153	117,722
iShares iBoxx $ High Yield Corporate Bond ETF	726	05/19/23	USD	72.00	USD	5,485	30,855
iShares Russell 2000 ETF	271	05/19/23	USD	168.00	USD	4,835	63,549
3-Month SOFR Future	197	03/15/24	USD	95.75	USD	47,346	249,944

							847,934

							$6,480,214

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
Euro Stoxx 50	Down-and-in	Citibank N.A.	384	04/21/23	EUR	4,100.00	EUR	3,971.00	EUR	1,575	$799
EUR Currency	Up-and-out	HSBC Bank PLC	—	06/27/23	USD	1.09	USD	1.10	EUR	3,887	16,095

											16,894

Put
GBP Currency	One Touch	JPMorgan Chase Bank N.A.	—	05/11/23	USD	1.00	USD	1.00	GBP	415	82

											$16,976

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ING Groep NV	Goldman Sachs International	73,000	05/19/23	EUR	11.50	EUR	798	$15,747
TOPIX Banks Index	BNP Paribas SA	378,103	07/14/23	JPY	218.87	JPY	71,083	9,062
TOPIX Banks Index	Goldman Sachs International	629,919	07/14/23	JPY	226.71	JPY	118,425	10,333
TOPIX Banks Index	JPMorgan Chase Bank N.A.	252,321	07/14/23	JPY	227.60	JPY	47,436	3,961

								39,103

Put
Financial Select Sector SPDR Fund	Citibank N.A.	218,100	04/21/23	USD	29.00	USD	7,012	19,629
USD Currency	Deutsche Bank AG	—	05/04/23	MXN	18.00	USD	3,824	38,032
USD Currency	Bank of America N.A.	—	05/25/23	MXN	18.25	USD	14,362	280,966
USD Currency	Bank of America N.A.	—	05/29/23	JPY	130.00	USD	9,740	137,652

								476,279

								$515,382

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 4.99(b)	Citibank N.A.	395,402	05/19/23	USD	1,521,515	$5,477
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 5.09(b)	Citibank N.A.	395,402	05/19/23	USD	1,521,515	8,106
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 4.92(b)	Citibank N.A.	395,402	06/16/23	USD	1,521,515	3,608
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 5.02(b)	Citibank N.A.	395,402	06/16/23	USD	1,521,515	10,432

						$27,623

(a)	Option only pays if both terms are met on the expiration date.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 08/09/33	1-Day SOFR, 4.80%	Quarterly	2.85%	Semi-Annual	Goldman Sachs International	08/07/23	2.85%	USD	9,964	$133,616
2-Year Interest Rate Swap, 08/24/23	1-Day SOFR, 4.80%	Quarterly	3.10%	Semi-Annual	Goldman Sachs International	08/22/23	3.10	USD	29,077	227,087
2-Year Interest Rate Swap, 09/07/23	1-Day SONIA, 4.18%	Quarterly	3.25%	Semi-Annual	Goldman Sachs International	09/05/23	3.25	USD	57,664	722,539
10-Year Interest Rate Swap, 09/23/33	1-Day SOFR, 4.80%	Quarterly	2.81%	Semi-Annual	Morgan Stanley & Co. International PLC	09/21/23	2.81	USD	7,177	112,632
10-Year Interest Rate Swap, 09/24/33	1-Day SOFR, 4.80%	Quarterly	2.80%	Semi-Annual	Morgan Stanley & Co. International PLC	09/22/23	2.80	USD	3,073	47,563
10-Year Interest Rate Swap, 10/26/33	1-Day SOFR, 4.80%	Quarterly	3.05%	Semi-Annual	Citibank N.A.	10/24/23	3.05	USD	11,317	296,840

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call (continued)
10-Year Interest Rate Swap, 11/01/33	1-Day SOFR, 4.80%	Quarterly	2.90%	Semi-Annual	JPMorgan Chase Bank N.A.	10/30/23	2.90%	USD	11,317	$239,374
10-Year Interest Rate Swap, 11/09/33	1-Day SOFR, 4.80%	Quarterly	2.82%	Semi-Annual	Goldman Sachs International	11/07/23	2.82	USD	4,692	89,615
30-Year Interest Rate Swap, 11/16/53	1-Day SOFR, 4.80%	Quarterly	2.85%	Semi-Annual	Citibank N.A.	11/14/23	2.85	USD	3,571	176,356

										2,045,622

Put
10-Year Interest Rate Swap, 04/05/33	3.80%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	04/03/23	3.80	USD	9,594	—
1-Year Interest Rate Swap, 04/03/24	2.47%	Annual	1-Day SONIA, 4.18%	Annual	Goldman Sachs International	04/03/23	2.47	GBP	46,645	1,145,976
10-Year Interest Rate Swap, 10/26/33	4.55%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Citibank N.A.	10/24/23	4.55	USD	11,317	27,016
10-Year Interest Rate Swap, 11/01/33	4.40%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	4.40	USD	11,317	36,806
10-Year Interest Rate Swap, 11/09/33	4.82%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	11/07/23	4.82	USD	4,692	8,090

										1,217,888

										$3,263,510

Interest Rate Caps/Floors Sold

Description	Excercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.57%	Goldman Sachs International	09/27/23	USD 120,008	$(43,947)	$(61,641)	$17,694

Put
5Y-30Y CMS Index Floor	0.68%	Goldman Sachs International	09/27/23	USD 120,008	(624,707)	(120,008)	(504,699)

					$(668,654)	$(181,649)	$(487,005)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	390	04/06/23	USD	414.00	USD	15,966	$(43,875)
Advanced Micro Devices, Inc.	120	04/21/23	USD	110.00	USD	1,176	(7,320)
Advanced Micro Devices, Inc.	326	04/21/23	USD	105.00	USD	3,195	(47,922)
Alphabet Inc., Class C	250	04/21/23	USD	105.00	USD	2,600	(60,250)
Bank of America Corp.	161	04/21/23	USD	40.00	USD	460	(161)
Bunge Ltd.	46	04/21/23	USD	110.00	USD	774	(690)
Charles Schwab Corp.	118	04/21/23	USD	90.00	USD	618	(295)
Chipotle Mexican Grill, Inc.	6	04/21/23	USD	1,680.00	USD	1,025	(33,690)
Chubb Ltd.	30	04/21/23	USD	240.00	USD	583	(14,400)
Constellation Brands, Inc., Class A	22	04/21/23	USD	260.00	USD	497	(1,210)
EOG Resources, Inc.	80	04/21/23	USD	177.50	USD	917	(800)
Invesco QQQ Trust, Series 1	280	04/21/23	USD	335.00	USD	8,986	(40,880)
Lloyds Banking Group PLC	1,625	04/21/23	GBP	0.58	GBP	775	(42,097)
Mastercard, Inc., Class A	26	04/21/23	USD	400.00	USD	945	(312)
Morgan Stanley	31	04/21/23	USD	110.00	USD	272	(78)
NextEra Energy, Inc.	117	04/21/23	USD	80.00	USD	902	(8,775)
Nice Ltd.	25	04/21/23	USD	240.00	USD	572	(4,688)
Northrop Grumman Corp.	18	04/21/23	USD	540.00	USD	831	(7,740)
Schlumberger Ltd.	164	04/21/23	USD	57.50	USD	805	(1,968)
SPDR S&P 500 ETF Trust	236	04/21/23	USD	415.00	USD	9,662	(95,344)
Starbucks Corp.	47	04/21/23	USD	115.00	USD	489	(494)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Tesla, Inc.	83	04/21/23	USD	208.33	USD	1,722	$(102,090)
Wells Fargo & Co.	107	04/21/23	USD	55.00	USD	400	(107)
Xtrackers Harvest CSI 300 China A-Shares Fund	900	04/21/23	USD	37.00	USD	2,653	(5,400)
Xtrackers Harvest CSI 300 China A-Shares Fund	593	04/21/23	USD	35.00	USD	1,748	(1,779)
3-Month SOFR Future	246	05/12/23	USD	96.50	USD	59,341	(166,050)
Advanced Micro Devices, Inc.	178	05/19/23	USD	120.00	USD	1,745	(19,580)
Alphabet Inc., Class C	109	05/19/23	USD	110.00	USD	1,134	(31,991)
Alphabet Inc., Class C	215	05/19/23	USD	115.00	USD	2,236	(33,540)
Amazon.com, Inc.	109	05/19/23	USD	110.00	USD	1,126	(37,060)
Apple, Inc.	87	05/19/23	USD	175.00	USD	1,435	(19,444)
Bank of America Corp.	324	05/19/23	USD	31.00	USD	927	(15,714)
CF Industries Holdings, Inc.	151	05/19/23	USD	80.00	USD	1,095	(21,517)
Charles Schwab Corp.	439	05/19/23	USD	80.00	USD	2,299	(2,415)
ConocoPhillips	70	05/19/23	USD	140.00	USD	694	(280)
ConocoPhillips	163	05/19/23	USD	125.00	USD	1,617	(2,690)
Dexcom, Inc.	81	05/19/23	USD	130.00	USD	941	(20,857)
EQT Corp.	560	05/19/23	USD	35.00	USD	1,787	(67,760)
Freeport-McMoRan, Inc.	323	05/19/23	USD	42.00	USD	1,321	(68,153)
iShares iBoxx $ High Yield Corporate Bond ETF	726	05/19/23	USD	76.00	USD	5,485	(47,553)
Marathon Oil Corp.	645	05/19/23	USD	26.00	USD	1,545	(46,117)
Mercedes-Benz Group AG	244	05/19/23	EUR	82.00	EUR	1,727	(2,117)
Microsoft Corp.	54	05/19/23	USD	290.00	USD	1,557	(61,965)
Microsoft Corp.	108	05/19/23	USD	305.00	USD	3,114	(54,000)
Nestle SA	249	05/19/23	CHF	116.00	CHF	2,775	(10,205)
NVIDIA Corp.	65	05/19/23	USD	330.00	USD	1,806	(18,525)
Starbucks Corp.	92	05/19/23	USD	105.00	USD	958	(36,340)
Tesla, Inc.	162	05/19/23	USD	210.00	USD	3,361	(279,450)
Alphabet Inc., Class C	162	06/16/23	USD	125.00	USD	1,685	(16,767)
Charles Schwab Corp.	259	06/16/23	USD	75.00	USD	1,357	(5,439)
CVS Health Corp.	31	06/16/23	USD	95.00	USD	230	(264)
Delta Air Lines, Inc.	322	06/16/23	USD	40.00	USD	1,124	(20,125)
Dexcom, Inc.	81	06/16/23	USD	130.00	USD	941	(30,780)
Hilton Worldwide Holdings, Inc.	54	06/16/23	USD	155.00	USD	761	(12,420)
Intuit, Inc.	46	06/16/23	USD	470.00	USD	2,051	(86,480)
JPMorgan Chase & Co.	216	06/16/23	USD	150.00	USD	2,815	(14,472)
salesforce.com, Inc.	62	06/16/23	USD	230.00	USD	1,239	(19,220)
United Airlines Holdings, Inc.	323	06/16/23	USD	52.50	USD	1,429	(28,747)
United Parcel Service, Inc., Class B	65	06/16/23	USD	210.00	USD	1,261	(18,297)
Walt Disney Co.	162	06/16/23	USD	115.00	USD	1,622	(19,764)
Tesla, Inc.	87	08/18/23	USD	260.00	USD	1,805	(111,142)
SPDR S&P 500 ETF Trust	30	12/15/23	USD	420.00	USD	1,228	(75,881)

							(2,045,486)

Put
3-Month SOFR Future	451	04/14/23	USD	95.13	USD	108,792	(2,819)
3-Month SOFR Future	429	04/14/23	USD	94.50	USD	102,022	(2,681)
Apple, Inc.	167	04/21/23	USD	135.00	USD	2,754	(1,587)
Apple, Inc.	93	04/21/23	USD	140.00	USD	1,534	(1,349)
BNP Paribas SA	52	04/21/23	EUR	60.00	EUR	287	(27,943)
Constellation Brands, Inc., Class A	96	04/21/23	USD	200.00	USD	2,169	(7,440)
EOG Resources, Inc.	54	04/21/23	USD	112.50	USD	619	(14,580)
Euro Stoxx 50	40	04/21/23	EUR	3,900.00	EUR	1,726	(3,015)
Intuit, Inc.	37	04/21/23	USD	360.00	USD	1,650	(1,943)
Invesco QQQ Trust, Series 1	417	04/21/23	USD	280.00	USD	13,383	(13,344)
iShares iBoxx $ High Yield Corporate Bond ETF	1,333	04/21/23	USD	69.00	USD	10,071	(9,331)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,182	04/21/23	USD	101.00	USD	12,956	(5,910)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,699	04/21/23	USD	100.00	USD	40,545	(14,796)
Lloyds Banking Group PLC	1,625	04/21/23	GBP	0.44	GBP	775	(23,053)
Lowe’s Cos., Inc.	37	04/21/23	USD	190.00	USD	740	(4,958)
Microsoft Corp.	59	04/21/23	USD	230.00	USD	1,701	(1,121)
PulteGroup, Inc.	108	04/21/23	USD	40.00	USD	629	(540)
SPDR S&P 500 ETF Trust	126	04/21/23	USD	372.00	USD	5,158	(6,111)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
SPDR S&P 500 ETF Trust	428	04/21/23	USD	345.00	USD	17,522	$(6,634)
SPDR S&P 500 ETF Trust	118	04/21/23	USD	365.00	USD	4,831	(4,071)
SPDR S&P Regional Banking ETF	395	04/21/23	USD	40.00	USD	1,732	(29,230)
Union Pacific Corp.	37	04/21/23	USD	195.00	USD	745	(9,435)
Invesco QQQ Trust, Series 1	74	04/28/23	USD	280.00	USD	2,375	(4,218)
3-Month SOFR Future	123	05/12/23	USD	95.25	USD	29,671	(6,150)
Advanced Micro Devices, Inc.	178	05/19/23	USD	85.00	USD	1,745	(41,118)
Alphabet Inc., Class C	37	05/19/23	USD	85.00	USD	385	(2,479)
Amazon.com, Inc.	37	05/19/23	USD	85.00	USD	382	(3,682)
Apple, Inc.	30	05/19/23	USD	140.00	USD	495	(2,745)
Apple, Inc.	108	05/19/23	USD	145.00	USD	1,781	(14,580)
ConocoPhillips	184	05/19/23	USD	85.00	USD	1,825	(19,872)
ConocoPhillips	441	05/19/23	USD	90.00	USD	4,375	(83,349)
Delta Air Lines, Inc.	254	05/19/23	USD	27.00	USD	887	(4,572)
Euro Stoxx Banks	154	05/19/23	EUR	90.00	EUR	785	(12,317)
iShares iBoxx $ High Yield Corporate Bond ETF	726	05/19/23	USD	68.00	USD	5,485	(7,986)
iShares Russell 2000 ETF	271	05/19/23	USD	160.00	USD	4,835	(32,926)
iShares Russell 2000 ETF	135	05/19/23	USD	152.00	USD	2,408	(8,505)
Lockheed Martin Corp.	17	05/19/23	USD	420.00	USD	804	(3,570)
Microsoft Corp.	19	05/19/23	USD	240.00	USD	548	(2,489)
Nice Ltd.	37	05/19/23	USD	175.00	USD	847	(17,760)
Nike, Inc., Class B	68	05/19/23	USD	105.00	USD	834	(4,216)
Northrop Grumman Corp.	6	05/19/23	USD	400.00	USD	277	(1,620)
NVIDIA Corp.	65	05/19/23	USD	220.00	USD	1,806	(16,477)
Starbucks Corp.	92	05/19/23	USD	90.00	USD	958	(7,038)
Tesla, Inc.	110	05/19/23	USD	120.00	USD	2,282	(6,985)
United Airlines Holdings, Inc.	127	05/19/23	USD	38.00	USD	562	(10,604)
Alphabet Inc., Class C	162	06/16/23	USD	90.00	USD	1,685	(27,378)
Charles Schwab Corp.	130	06/16/23	USD	40.00	USD	681	(15,795)
Delta Air Lines, Inc.	322	06/16/23	USD	27.00	USD	1,124	(10,626)
Health Care Select Sector SPDR Fund	79	06/16/23	USD	120.00	USD	1,023	(8,058)
JPMorgan Chase & Co.	108	06/16/23	USD	100.00	USD	1,407	(7,290)
salesforce.com, Inc.	62	06/16/23	USD	160.00	USD	1,239	(11,904)
Uber Technologies, Inc.	277	06/16/23	USD	30.00	USD	878	(50,137)
United Airlines Holdings, Inc.	323	06/16/23	USD	36.00	USD	1,429	(28,424)
Walt Disney Co.	162	06/16/23	USD	80.00	USD	1,622	(12,636)
Waste Management, Inc.	79	06/16/23	USD	150.00	USD	1,289	(13,232)
Kroger Co.	155	07/21/23	USD	40.00	USD	765	(5,193)
Tesla, Inc.	46	08/18/23	USD	135.00	USD	954	(22,310)
3-Month SOFR Future	296	03/15/24	USD	94.75	USD	71,140	(125,800)

							(845,932)

							$(2,891,418)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ING Groep NV	Goldman Sachs International	73,000	05/19/23	EUR	12.50	EUR	798	$(3,689)
USD Currency	HSBC Bank PLC	—	06/14/23	TWD	30.58	TWD	2,313	(22,340)
USD Currency	Goldman Sachs International	—	06/19/23	CNH	6.88	CNH	2,295	(20,103)

								(46,132)

Put
ING Groep NV	Goldman Sachs International	73,000	05/19/23	EUR	9.00	EUR	798	(12,754)
USD Currency	Bank of America N.A.	—	05/25/23	MXN	17.75	MXN	19,149	(133,510)
USD Currency	Bank of America N.A.	—	05/29/23	JPY	124.00	JPY	14,610	(60,411)
USD Currency	HSBC Bank PLC	—	06/14/23	BRL	5.24	BRL	2,243	(96,560)
USD Currency	Morgan Stanley &8 Co. International PLC	—	06/14/23	COP	4,815.00	COP	2,238	(96,546)
EUR Currency	UBS AG	—	06/19/23	USD	1.08	USD	2,106	(23,493)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
GBP Currency	JPMorgan Chase Bank N.A.	—	06/19/23	USD	1.22	USD	1,866	$(27,106)
USD Currency	Bank of America N.A.	—	06/19/23	HUF	362.05	HUF	2,217	(83,952)
USD Currency	Citibank N.A.	—	06/19/23	MXN	18.67	MXN	2,240	(80,700)
TOPIX Banks Index	BNP Paribas SA	378,103	07/14/23	JPY	175.10	JPY	71,083	(22,007)
TOPIX Banks Index	Goldman Sachs International	629,919	07/14/23	JPY	181.37	JPY	118,425	(49,673)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	252,321	07/14/23	JPY	182.08	JPY	47,436	(20,544)

								(707,256)

								$(753,388)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 06/01/25	3.30%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Morgan Stanley & Co. International PLC	05/30/23	3.30%	USD	46,497	$(89,075)
5-Year Interest Rate Swap, 06/01/28	2.80%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	05/30/23	2.80	USD	18,837	(65,408)
5-Year Interest Rate Swap, 06/16/28	2.50%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	06/14/23	2.50	USD	22,352	(51,100)
10-Year Interest Rate Swap, 07/21/33	2.41%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Morgan Stanley & Co. International PLC	07/19/23	2.41	USD	24,382	(104,456)
2-Year Interest Rate Swap, 08/24/23	2.70%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	08/22/23	2.70	USD	29,077	(135,656)
2-Year Interest Rate Swap, 09/08/27	2.95%	Annual	1-Day SOFR, 4.80%	Annual	Goldman Sachs International	09/05/23	2.95	USD	57,664	(530,681)
2-Year Interest Rate Swap, 10/26/25	3.09%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Citibank N.A.	10/24/23	3.09	USD	45,268	(259,907)
2-Year Interest Rate Swap, 11/01/25	2.95%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	2.95	USD	45,268	(231,863)
2-Year Interest Rate Swap, 11/09/25	3.26%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	11/07/23	3.26	USD	18,770	(136,840)
2-Year Interest Rate Swap, 11/16/25	2.75%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Citibank N.A.	11/14/23	2.75	USD	35,707	(159,455)
10-Year Interest Rate Swap, 12/16/33	2.40%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Morgan Stanley & Co. International PLC	12/14/23	2.40	USD	6,165	(66,879)

										(1,831,320)

Put
1-Year Interest Rate Swap, 04/03/24	1-Day SONIA, 4.18%	Annual	3.22%	Annual	Goldman Sachs International	04/03/23	3.22	GBP	93,289	(1,464,477)
10-Year Interest Rate Swap, 04/08/33	1-Day SOFR, 4.80%	Quarterly	3.40%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/23	3.40	USD	11,867	(8,926)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 4.80%	Quarterly	3.45%	Semi-Annual	Morgan Stanley & Co. International PLC	04/18/23	3.45	USD	11,734	(27,898)
5-Year Interest Rate Swap, 06/10/28	1-Day SOFR, 4.80%	Quarterly	4.00%	Semi-Annual	JPMorgan Chase Bank N.A.	06/08/23	4.00	USD	18,832	(36,190)
5-Year Interest Rate Swap, 06/16/28	1-Day SOFR, 4.80%	Quarterly	3.90%	Semi-Annual	Goldman Sachs International	06/14/23	3.90	USD	22,352	(62,669)
10-Year Interest Rate Swap, 07/05/33	1-Day SOFR, 4.80%	Quarterly	3.85%	Semi-Annual	JPMorgan Chase Bank N.A.	07/03/23	3.85	USD	9,594	(33,024)
10-Year Interest Rate Swap, 07/21/33	1-Day SOFR, 4.80%	Quarterly	3.61%	Semi-Annual	Morgan Stanley & Co. International PLC	07/19/23	3.61	USD	24,382	(189,424)
10-Year Interest Rate Swap, 08/09/33	1-Day SOFR, 4.80%	Quarterly	3.75%	Semi-Annual	Goldman Sachs International	08/07/23	3.75	USD	12,455	(80,316)
2-Year Interest Rate Swap, 08/24/23	1-Day SOFR, 4.80%	Quarterly	3.75%	Semi-Annual	Goldman Sachs International	08/22/23	3.75	USD	14,538	(49,997)
2-Year Interest Rate Swap, 09/07/23	1-Day SOFR, 4.80%	Quarterly	3.85%	Semi-Annual	Goldman Sachs International	09/05/23	3.85	USD	28,832	(65,783)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put (continued)
2-Year Interest Rate Swap, 09/23/25	1-Day SOFR, 4.80%	Quarterly	4.73%	Semi-Annual	Morgan Stanley & Co. International PLC	09/21/23	4.73%	USD	70,836	$(105,134)
2-Year Interest Rate Swap, 09/24/25	1-Day SOFR, 4.80%	Quarterly	4.50%	Semi-Annual	Morgan Stanley & Co. International PLC	09/22/23	4.50	USD	35,389	(79,863)
10-Year Interest Rate Swap, 10/04/33	1-Day SOFR, 4.80%	Quarterly	3.93%	Semi-Annual	Goldman Sachs International	10/02/23	3.93	USD	12,168	(76,597)
2-Year Interest Rate Swap, 11/16/25	1-Day SOFR, 4.80%	Quarterly	4.75%	Semi-Annual	Citibank N.A.	11/14/23	4.75	USD	28,566	(46,201)
10-Year Interest Rate Swap, 12/16/33	1-Day SOFR, 4.80%	Quarterly	3.60%	Semi-Annual	Morgan Stanley & Co. International PLC	12/14/23	3.60	USD	6,165	(89,726)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 4.80%	Quarterly	3.79%	Semi-Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79	USD	35,313	(317,103)

										(2,733,328)

										$(4,564,648)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.38.V1	5.00%	Quarterly	12/20/27	EUR	4,652	$(188,651)	$88,694	$(277,345)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.34.V2	5.00%	Quarterly	12/20/25	CC+	EUR 34,106		$1,942,588	$2,333,087	$(390,499)
iTraxx.XO.35.V1	5.00	Quarterly	06/20/26	CCC-	EUR 1,440		76,643	145,806	(69,163)

							$2,019,231	$2,478,893	$(459,662)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.75%	Monthly	1-Day SOFR, 4.80%	Monthly	N/A		02/13/24	USD	92,095	$932,753	$142	$932,611
1-Day SOFR, 4.80%	Monthly	4.40%	Monthly	N/A		02/13/24	USD	184,191	(697,693)	284	(697,977)
28-Day MXIBTIIE, 11.52%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	62,782	(206,882)	6	(206,888)
28-Day MXIBTIIE, 11.52%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	62,782	(201,191)	6	(201,197)
1-Day SOFR, 4.80%	Annual	1.13%	Annual	N/A		03/07/24	USD	51,255	(1,815,337)	106	(1,815,443)
1-Day SOFR, 4.80%	Monthly	4.50%	Monthly	N/A		03/09/24	USD	92,494	(232,087)	284	(232,371)
1-Day SOFR, 4.80%	Annual	1.08%	Annual	N/A		03/18/24	USD	103,986	(3,694,871)	224	(3,695,095)
4.18%	Annual	1-Day SOFR, 4.80%	Annual	N/A		06/28/24	USD	16,487	57,444	(27,686)	85,130
4.16%	Annual	1-Day SOFR, 4.80%	Annual	N/A		07/13/24	USD	14,859	54,132	(24,016)	78,148
4.16%	Annual	1-Day SOFR, 4.80%	Annual	N/A		07/20/24	USD	21,852	77,706	(37,014)	114,720
4.16%	Annual	1-Day SOFR, 4.80%	Annual	N/A		07/23/24	USD	28,619	101,399	(48,930)	150,329
4.14%	Annual	1-Day SOFR, 4.80%	Annual	N/A		08/12/24	USD	21,139	77,001	(35,552)	112,553
4.14%	Annual	1-Day SOFR, 4.80%	Annual	N/A		08/13/24	USD	13,774	49,973	(23,300)	73,273
4.13%	Annual	1-Day SOFR, 4.80%	Annual	N/A		08/27/24	USD	33,815	122,194	(58,252)	180,446
1-Day SONIA, 4.18%	Monthly	4.26%	Monthly	09/06/23	(a)	09/06/24	GBP	25,649	(49,523)	140	(49,663)
28-Day MXIBTIIE, 11.52%	Monthly	9.78%	Monthly	N/A		02/04/25	MXN	48,743	(21,514)	10	(21,524)
28-Day MXIBTIIE, 11.52%	Monthly	9.79%	Monthly	N/A		02/04/25	MXN	24,371	(10,519)	5	(10,524)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 11.52%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	24,371	$(10,164)	$5	$(10,169)
28-Day MXIBTIIE, 11.52%	Monthly	9.95%	Monthly	N/A		02/07/25	MXN	550,963	(141,187)	120	(141,307)
2.00%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/17/25	USD	13,415	560,242	56	560,186
1-Day SOFR, 4.80%	Annual	2.60%	Annual	N/A		02/17/25	USD	47,688	(1,442,705)	199	(1,442,904)
1-Day SOFR, 4.80%	Annual	2.70%	Annual	N/A		02/17/25	USD	47,688	(1,351,225)	199	(1,351,424)
1-Day SOFR, 4.80%	Annual	4.03%	Annual	N/A		03/10/25	USD	93,515	(182,642)	402	(183,044)
1-Day SOFR, 4.80%	Annual	3.75%	Annual	N/A		12/15/25	USD	12,146	(39,357)	84	(39,441)
3.83%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/19/26	USD	13,259	(22,709)	(69,699)	46,990
3.82%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/22/26	USD	3,623	(5,595)	(18,286)	12,691
1-Day SOFR, 4.80%	Annual	3.82%	Annual	N/A		03/08/26	USD	42,033	92,819	224,106	(131,287)
3.78%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/26/26	USD	61,194	(146,750)	(339,147)	192,397
3.78%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/27/26	USD	123,103	(298,302)	(685,701)	387,399
1-Day SOFR, 4.80%	Annual	3.77%	Annual	N/A		06/28/26	USD	9,810	27,082	57,339	(30,257)
1-Day SOFR, 4.80%	Annual	3.76%	Annual	N/A		07/13/26	USD	8,779	23,563	50,670	(27,107)
3.73%	Annual	1-Day SOFR, 4.80%	Annual	N/A		10/14/26	USD	13,157	(35,888)	(83,719)	47,831
3.73%	Annual	1-Day SOFR, 4.80%	Annual	N/A		11/10/26	USD	21,067	(64,372)	(144,587)	80,215
1-Day SOFR, 4.80%	Annual	3.71%	Annual	N/A		01/07/27	USD	34,517	149,799	250,913	(101,114)
1-Day SOFR, 4.80%	Annual	3.71%	Annual	N/A		01/10/27	USD	14,027	62,391	102,805	(40,414)
1-Day SOFR, 4.80%	Annual	3.71%	Annual	N/A		01/14/27	USD	5,077	23,654	37,554	(13,900)
1-Day SOFR, 4.80%	Annual	3.70%	Annual	N/A		02/09/27	USD	45,774	246,251	342,359	(96,108)
1-Day SOFR, 4.80%	Annual	1.56%	Annual	N/A		03/07/27	USD	25,628	(1,863,067)	187	(1,863,254)
1-Day SOFR, 4.80%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	9,910	108,586	44	108,542
1-Day SOFR, 4.80%	Annual	2.91%	Annual	N/A		10/06/27	USD	23,669	(633,813)	197	(634,010)
1-Day SONIA, 4.18%	Monthly	3.18%	Monthly	02/10/27	(a)	02/10/28	GBP	85,657	(24,796)	524	(25,320)
3.51%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/04/31	USD	4,489	(83,290)	(76,220)	(7,070)
3.51%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/05/31	USD	2,639	(48,985)	(44,820)	(4,165)
1-Day SOFR, 4.80%	Annual	3.50%	Annual	N/A		04/07/31	USD	20,008	353,433	337,973	15,460
1-Day SOFR, 4.80%	Annual	3.50%	Annual	N/A		04/08/31	USD	11,489	203,116	195,732	7,384
3.50%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/27/31	USD	7,341	(133,113)	(127,135)	(5,978)
3.50%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/28/31	USD	1,301	(23,601)	(22,362)	(1,239)
0.02%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	N/A		08/26/31	EUR	9,317	2,212,550	163	2,212,387
1-Day SOFR, 4.80%	Annual	3.50%	Annual	N/A		10/14/31	USD	19,924	372,498	367,157	5,341
3.50%	Annual	1-Day SOFR, 4.80%	Annual	N/A		10/12/31	USD	6,327	(118,421)	(116,523)	(1,898)
1-Day SOFR, 4.80%	Annual	3.50%	Annual	N/A		11/19/31	USD	19,649	372,906	368,957	3,949
3.50%	Annual	1-Day SOFR, 4.80%	Annual	N/A		11/26/31	USD	3,326	(63,565)	(62,652)	(913)
3.50%	Annual	1-Day SOFR, 4.80%	Annual	N/A		11/30/31	USD	2,298	(44,003)	(43,327)	(676)
1-Day SOFR, 4.80%	Annual	3.50%	Annual	N/A		01/28/32	USD	31,646	663,544	618,607	44,937
2.38%	Annual	1-Day SOFR, 4.80%	Annual	N/A		04/08/32	USD	2,085	141,363	30	141,333
2.58%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/24/32	USD	14,246	762,596	(12,980)	775,576
2.60%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/26/32	USD	2,456	127,478	36	127,442
1-Day SOFR, 4.80%	Annual	3.47%	Annual	N/A		10/04/32	USD	10,285	195,207	154	195,053
1-Day SOFR, 4.80%	Annual	3.42%	Annual	N/A		10/05/32	USD	4,848	70,245	75	70,170
1-Day SOFR, 4.80%	Annual	3.05%	Annual	N/A		10/28/32	USD	11,483	(198,272)	178	(198,450)
1-Day SOFR, 4.80%	Annual	2.88%	Annual	N/A		11/02/32	USD	11,632	(370,974)	181	(371,155)
1-Day SOFR, 4.80%	Annual	2.92%	Annual	N/A		11/04/32	USD	11,671	(331,796)	181	(331,977)
1-Day SOFR, 4.80%	Annual	2.90%	Annual	N/A		11/15/32	USD	18,790	(561,990)	293	(562,283)
1-Day SOFR, 4.80%	Annual	3.20%	Annual	N/A		11/28/32	USD	10,953	(42,381)	171	(42,552)
1-Day ESTR, 1,079.62%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	7,414	(107,972)	104	(108,076)
3.24%	Annual	1-Day SOFR, 4.80%	Annual	08/09/23	(a)	08/09/33	USD	6,094	(63,321)	98	(63,419)
3.45%	Annual	1-Day SOFR, 4.80%	Annual	N/A		11/26/41	USD	1,670	(61,798)	(69,411)	7,613
3.24%	Annual	1-Day SOFR, 4.80%	Annual	N/A		12/11/50	USD	1,632	(67,848)	(86,451)	18,603
3.23%	Annual	1-Day SOFR, 4.80%	Annual	N/A		01/07/51	USD	5,340	(218,332)	(275,140)	56,808
3.23%	Annual	1-Day SOFR, 4.80%	Annual	N/A		01/08/51	USD	1,844	(75,378)	(94,990)	19,612
3.23%	Annual	1-Day SOFR, 4.80%	Annual	N/A		01/25/51	USD	3,941	(163,932)	(203,980)	40,048
3.23%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/01/51	USD	4,033	(168,980)	(209,114)	40,134
3.23%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/04/51	USD	2,285	(96,313)	(118,647)	22,334
3.23%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/05/51	USD	2,366	(99,717)	(122,838)	23,121
3.23%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/22/51	USD	943	(40,533)	(49,194)	8,661
3.22%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/27/51	USD	3,534	(140,129)	(184,176)	44,047
3.22%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/28/51	USD	579	(22,957)	(30,172)	7,215
3.22%	Annual	1-Day SOFR, 4.80%	Annual	N/A		06/07/51	USD	1,105	(43,913)	(57,700)	13,787

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.80%	Annual	3.22%	Annual	N/A	06/22/51	USD	2,396	$95,614	$125,718	$(30,104)
3.22%	Annual	1-Day SOFR, 4.80%	Annual	N/A	08/23/51	USD	793	(32,186)	(42,221)	10,035
3.21%	Annual	1-Day SOFR, 4.80%	Annual	N/A	10/15/51	USD	1,158	(45,141)	(60,386)	15,245
3.21%	Annual	1-Day SOFR, 4.80%	Annual	N/A	10/18/51	USD	1,791	(69,843)	(93,436)	23,593
1-Day SOFR, 4.80%	Annual	3.21%	Annual	N/A	11/08/51	USD	1,943	76,350	102,101	(25,751)
3.21%	Annual	1-Day SOFR, 4.80%	Annual	N/A	11/30/51	USD	757	(30,268)	(40,004)	9,736
3.21%	Annual	1-Day SOFR, 4.80%	Annual	N/A	01/21/52	USD	7,765	(327,804)	(416,683)	88,879

								$(8,675,056)	$(1,069,572)	$(7,605,484)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Trust		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.69%	Monthly	08/15/32	EUR	1,425	$(15,943)	$30	$(15,973)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB		USD	1,286	$12,147	$9,233	$2,914
Vistra Operations Company LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB		USD	642	38,045	30,952	7,093
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	332	(81,769)	(71,191)	(10,578)
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/18/64	N/R		USD	1,000	(285,042)	(186,840)	(98,202)

									$(316,619)	$(217,846)	$(98,773)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.05%	Monthly	12.78%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	143,166	$344,186	$—	$344,186
1-Day BZDIOVER, 0.05%	Monthly	13.15%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,385	27,077	—	27,077
1-Day BZDIOVER, 0.05%	Monthly	13.18%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,381	27,803	—	27,803
1-Day BZDIOVER, 0.05%	Monthly	13.22%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	3,883	15,187	—	15,187
China Fixing Repo Rates 7-Day, 2.70%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	(43,823)	—	(43,823)

									$370,430	$—	$370,430

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	1-Day SOFR minus 2.50%, 4.80%	Quarterly	Goldman Sachs International	N/A	06/16/23	USD	2,452	$(55,968)	$—	$(55,968)
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	1-Day SOFR minus 2.50%, 4.80%	Quarterly	Goldman Sachs International	N/A	06/16/23	USD	1,226	(27,983)	—	(27,983)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 2.50%, 4.80%	Monthly	Goldman Sachs International	N/A	06/16/23	USD	1,923	(55,474)	109	(55,583)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 2.20%, 4.80%	Monthly	BNP Paribas SA	N/A	06/16/23	USD	1,961	(45,494)	—	(45,494)
1-Day SOFR minus 1.75%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	06/16/23	USD	2,433	58,566	—	58,566
1-Day SOFR, 4.80%	Monthly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	06/16/23	USD	17,975	241,289	2,272	239,017
1-Day SOFR minus 1.75%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	06/21/23	USD	1,217	29,027	—	29,027

									$143,963	$2,381	$141,582

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	10/11/23	$6,793,604	$(131,886	)(c)	$6,693,461	0.4%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/24	(844,178)	(57,191	)(e)	(903,890)	0.0

					$(189,077)		$5,789,571

(a)

The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(31,743) of net dividends and financing fees.
(e)	Amount includes $2,521 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	26 basis points	25-26 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date October 11, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA	570,746	$6,693,461	100.0%

Net Value of Reference Entity — Citibank N.A		$6,693,461

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

France
Pernod Ricard SA	(2,748)	$(622,232)	68.8%

United Kingdom
Diageo PLC	(6,311)	(281,658)	31.2

		(903,890)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(903,890)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$159,101,192	$10,738,457	$169,839,649
Common Stocks
Australia	—	6,867,362	—	6,867,362
Canada	22,448,332	—	—	22,448,332
Cayman Islands	296,588	—	904,675	1,201,263
China	—	7,148,322	—	7,148,322
France	—	56,987,078	—	56,987,078
Germany	898,505	37,319,502	—	38,218,007
Hong Kong	—	5,725,781	—	5,725,781
India	—	—	4,043,471	4,043,471
Israel	8,777,245	—	—	8,777,245
Italy	—	8,731,312	—	8,731,312
Japan	—	31,047,439	—	31,047,439
Netherlands	53,685	40,215,712	—	40,269,397
South Korea	—	7,350,720	—	7,350,720
Spain	—	11,003,293	—	11,003,293
Switzerland	9,165,260	19,588,057	—	28,753,317
Taiwan	6,450,100	—	—	6,450,100
United Kingdom	5,673,112	43,979,642	—	49,652,754
United States	558,384,531	10,148,572	11,707,506	580,240,609
Corporate Bonds	—	228,587,052	56,749,397	285,336,449
Floating Rate Loan Interests	—	52,678,072	70,596,864	123,274,936
Foreign Agency Obligations	—	88,120,611	—	88,120,611
Investment Companies	32,986,113	—	—	32,986,113
Municipal Bonds	—	2,376,509	—	2,376,509
Non-Agency Mortgage-Backed Securities	—	104,512,392	7,643,625	112,156,017
Other Interests	—	—	5,957,296	5,957,296
Preferred Securities
Capital Trust	—	865,524	—	865,524
Preferred Stocks	—	5,214,826	64,737,063	69,951,889
U.S. Government Sponsored Agency Securities	—	273,740,701	—	273,740,701
Warrants
Cayman Islands	16,271	—	—	16,271
Israel	741	—	130,458	131,199
United Kingdom	509	—	—	509
United States	81,085	7,081	790,779	878,945
Short-Term Securities
Certificates of Deposit	—	2,933,379	—	2,933,379
Commercial Paper	—	758,166	—	758,166
Money Market Funds	3,257,468	—	—	3,257,468
Options Purchased
Equity Contracts	5,856,783	59,531	—	5,916,314
Foreign Currency Exchange Contracts	—	472,827	—	472,827
Interest Rate Contracts	623,431	3,415,670	—	4,039,101

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Other Contracts	$—	$—	$27,623	$27,623
Unfunded Floating Rate Loan Interests(a)	—	—	4,427	4,427
Liabilities
Investments
TBA Sale Commitments	—	(110,000,828)	—	(110,000,828)
Unfunded Floating Rate Loan Interests(a)	—	(5,798)	(4,466)	(10,264)

	$654,969,759	$1,098,949,699	$234,027,175	1,987,946,633

Investments Valued at NAV(b)				4,132,943

				$1,992,079,576

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$10,007	$—	$10,007
Equity Contracts	29,486	328,568	—	358,054
Foreign Currency Exchange Contracts	—	1,396,337	—	1,396,337
Interest Rate Contracts	7,311,332	7,626,217	—	14,937,549
Liabilities
Credit Contracts	—	(845,787)	—	(845,787)
Equity Contracts	(4,840,964)	(1,166,940)	—	(6,007,904)
Foreign Currency Exchange Contracts	—	(9,941,273)	—	(9,941,273)
Interest Rate Contracts	(12,803,881)	(20,094,573)	—	(32,898,454)
Other Contracts	—	(15,973)	—	(15,973)

	$(10,304,027)	$(22,703,417)	$—	$(33,007,444)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Option Purchased	Other Interests

Assets/Liabilities
Opening balance, as of December 31, 2022	$11,817,455	$27,126,641	$36,101,303	$80,651,617	$10,549,081	$23,343	$6,069,584
Transfers into Level 3	265,573	—	199,502	3,328,501	—	—	—
Transfers out of Level 3	(1,024,116)	—	—	(2,184,857)	(866,700)	—	—
Other(a)	—	(8,415,167)	8,754,728	(8,754,728)	—	—	—
Accrued discounts/premiums	1,642	—	54,018	47,934	20,015	—	—
Net realized gain (loss)	4,460	(297)	3,708	(160,654)	(202,487)	(43,332)	—
Net change in unrealized appreciation (depreciation)(b)	61,008	(2,055,525)	(124,534)	65,426	(124,471)	(110,549)	(112,288)
Purchases	—	—	12,374,570	—	—	158,161	—
Sales	(387,565)	—	(613,898)	(2,396,375)	(1,731,813)	—	—

Closing balance, as of March 31, 2023	$10,738,457	$16,655,652	$56,749,397	$70,596,864	$7,643,625	$27,623	$5,957,296

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$61,008	$(2,055,525)	$(124,534)	$(7,979)	$(347,092)	$(130,538)	$(112,288)

	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total

Assets/Liabilities
Opening balance, as of December 31, 2022	$56,384,367	$—	$957,038	$229,680,429
Transfers into Level 3	—	—	—	3,793,576
Transfers out of Level 3	—	—	—	(4,075,673)
Other(a)	8,415,167	—	—	—
Accrued discounts/premiums	—	—	—	123,609

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Net realized gain (loss)	—	—	—	(398,602)
Net change in unrealized appreciation (depreciation)(b)	$(1,579,887)	$(39)	$(35,801)	$(4,016,660)
Purchases	1,517,416	—	—	14,050,147
Sales	—	—	—	(5,129,651)

Closing balance, as of March 31, 2023	$64,737,063	$(39)	$921,237	$234,027,175

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$(1,579,887)	$(39)	$(35,801)	$(4,332,675)

(a)	Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds, Floating Rate Loan Interests and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $36,747,157. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$16,655,652	Market	Revenue Multiple	3.85x - 6.00x		4.66x
			Volatility	52% -75%		68%
			Time to Exit	1.0 - 1.9 years		1.4 years
			Market Adjustment Multiple	0.50x		—
			Gross Profit Multiple	18.50x		—

Asset Backed Securities	6,816,251	Income	Discount Rate	8% - 9%		8%

Corporate Bonds	42,817,927	Income	Discount Rate	8% - 35%		14%
		Market	Revenue Multiple	5.00x		—
			Volatility	65%		—
			Time to Exit	2.8 years		—

Floating Rate Loan Interests	59,660,686	Income	Discount Rate	6% - 14%		11%
			Credit Spread	394 - 819		464
Other Interests	5,957,296	Income	Discount Rate	6% - 7%		7%

Preferred Stock	64,450,970	Market	Revenue Multiple	2.05x - 28.00x		10.91x
			Volatility	46% - 90%		69%
			Time to Exit	1.5 - 5.0 years		3.5 years
			Market Adjustment Multiple	0.50x -0.95x		0.83x
			EBITDA Multiple	15.00x		—
			EBITDAR Multiple	6.75x		—
			Recent Transactions	(b	)	—
			Gross Profit Multiple	5.76x		—
		Income	Discount Rate	13% - 14%		13%

Warrants	921,236	Market	Revenue Multiple	9.25x -26.05x		12.19x
			Volatility	49% - 75%		62%
			Time to Exit	0.3 - 4.5 years		4.0 years

	$197,280,018

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Capital Allocation Trust (BCAT)

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

SEK	Swedish Krona

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

FTSE	Financial Times Stock Exchange

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTA	Month Treasury Average

MXIBTIIE	Mexico Interbank TIIE 28-Day

PIK	Payment-in-Kind

RB	Revenue Bond

S&P	Standard & Poor’s

Portfolio Abbreviation (continued)

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax

TBA	To-Be-Announced

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	34